LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.62%
Australia–6.55%
†A2B Australia	7,280	$ 6,635
Accent Group	23,197	39,643
Adairs	13,303	38,396
Adbri	25,861	68,357
†Afterpay	546	42,094
AGL Energy	8,805	64,538
†Ainsworth Game Technology	6,705	4,125
†Alliance Aviation Services	9,515	28,403
ALS	24,219	178,069
Altium	3,169	63,714
Alumina	30,997	40,966
Alumina ADR	2,200	11,638
†AMA Group	30,307	12,776
AMP	165,223	158,751
Ampol	9,790	182,554
Ansell	6,355	189,409
AP Eagers	8,934	94,866
APA Group	17,380	132,274
Appen	977	11,747
ARB	3,648	95,455
Aristocrat Leisure	10,419	271,837
Asaleo Care	43,396	46,146
ASX	1,403	75,714
Atlas Arteria	18,365	82,997
†Atrium European Real Estate	7,538	24,530
AUB Group	1,746	25,542
Aurelia Metals	66,930	18,810
Aurizon Holdings	131,158	388,522
AusNet Services	51,033	71,129
Austal	16,268	27,678
Australia & New Zealand Banking Group	35,525	760,381
†Australian Agricultural	17,102	15,588
Australian Ethical Investment	4,085	21,968
Australian Finance Group	18,733	37,421
Australian Pharmaceutical Industries	32,365	31,466
Bank of Queensland	42,853	281,549
Bapcor	13,800	78,509
Beach Energy	151,652	197,546
Bega Cheese	21,396	103,196
Bell Financial Group	20,472	27,834
Bendigo & Adelaide Bank	35,942	274,635
BHP Group	45,795	1,575,697
BHP Group ADR	32,302	1,965,592
Bingo Industries	29,799	68,354
Blackmores	676	40,953
BlueScope Steel	25,945	381,321
†Boral	56,655	236,247
Brambles	27,686	222,486
Bravura Solutions	9,745	18,875
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Breville Group	5,327	$ 109,245
Brickworks	5,099	80,712
Capitol Health	68,459	17,939
Cardno	10,023	4,644
carsales.com	13,775	186,343
Cedar Woods Properties	3,615	18,534
Challenger	22,713	110,411
†Champion Iron	7,053	29,357
†CIMIC Group	1,187	15,859
Cleanaway Waste Management	104,872	175,242
Clinuvel Pharmaceuticals	147	3,022
Coca-Cola Amatil	26,611	271,452
Cochlear	1,016	162,806
Codan	12,182	142,864
Coles Group	26,437	321,484
†Collection House	36,814	6,291
Collins Foods (Australian Securities Exchange)	10,696	84,572
Commonwealth Bank of Australia	17,627	1,152,757
Computershare	28,530	322,622
†Cooper Energy	81,617	16,738
†Corporate Travel Management	2,822	42,033
Costa Group Holdings	14,141	50,804
Credit Corp Group	3,675	91,221
†Crown Resorts	18,836	168,249
CSL	4,920	988,993
CSR	42,583	186,948
Data#3	4,130	16,281
†Decmil Group	11,164	5,130
Deterra Royalties	22,529	67,079
Dicker Data	3,055	23,599
†Domain Holdings Australia	15,060	48,043
Domino's Pizza Enterprises	3,634	265,670
Downer EDI	46,563	181,432
†Eclipx Group	23,440	34,718
Elders	7,620	71,942
†Emeco Holdings	23,831	17,196
†Energy World	39,810	2,903
EQT Holdings	647	11,789
†Estia Health	23,316	38,076
†EVENT Hospitality and Entertainment	5,920	51,620
Evolution Mining	58,477	181,218
†Flight Centre Travel Group	4,808	65,698
Fortescue Metals Group	79,533	1,207,582
†G8 Education	76,969	60,508
†Genworth Mortgage Insurance Australia	15,397	29,939
GrainCorp Class A	14,156	56,449
GUD Holdings	3,929	34,886
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
GWA Group	14,620	$ 31,759
Hansen Technologies	12,748	52,577
Harvey Norman Holdings	31,910	138,879
Healius	32,532	100,816
†HT&E	22,200	29,340
HUB24	3,266	51,499
†Humm Group	18,761	13,680
†Huon Aquaculture Group	5,170	9,935
IDP Education	6,152	111,585
†IGO	53,136	253,457
Iluka Resources	22,529	123,377
Imdex	35,738	44,110
†Incitec Pivot	132,711	293,330
Infomedia	19,919	22,694
Inghams Group	21,678	54,995
Insurance Australia Group	33,374	118,634
Intega Group	10,023	3,045
Integral Diagnostics	11,537	41,536
†Integrated Research	6,964	12,272
InvoCare	6,909	58,827
IOOF Holdings	61,746	165,085
IPH	9,773	49,141
IRESS	8,627	60,153
IVE Group	13,275	14,217
†Japara Healthcare	13,564	7,624
JB Hi-Fi	8,291	326,081
Johns Lyng Group	8,230	24,129
Jupiter Mines	61,368	14,683
Kogan	2,792	25,448
LendLease Group	16,769	164,561
Lifestyle Communities	3,480	36,371
Link Administration Holdings (Australian Securities Exchange)	42,680	166,302
Lovisa Holdings	2,325	25,306
†Lynas	23,250	108,959
MACA	15,811	12,309
Macmahon Holdings	102,720	15,604
Macquarie Group	3,729	432,870
Magellan Financial Group	4,300	147,528
†Mayne Pharma Group	92,739	24,654
McMillan Shakespeare	6,278	51,928
McPherson's	9,847	10,733
Medibank	154,970	329,581
Medusa Mining	34,142	20,227
†Mesoblast	24,142	39,791
†Metals X	32,061	5,114
Metcash	83,260	232,724
Mineral Resources	13,235	382,202
†MMA Offshore	44,718	11,039
Monadelphous Group	3,551	28,051
Monash IVF Group	25,246	15,149
Money3	12,830	28,261
Mortgage Choice	11,418	16,651
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Myer Holdings	88,520	$ 21,515
MyState	5,621	18,657
National Australia Bank	32,684	645,453
Navigator Global Investments	10,799	12,140
Netwealth Group	7,114	72,838
New Hope	36,510	39,378
Newcrest Mining	7,220	133,918
†NEXTDC	4,758	37,657
nib holdings	25,227	100,213
Nick Scali	2,060	15,600
Nine Entertainment	85,642	180,187
Northern Star Resources	39,640	285,429
NRW Holdings	32,810	48,969
†Nufarm	21,009	84,734
OFX Group	8,551	7,144
Oil Search	38,732	120,617
OM Holdings	23,197	11,805
†Omni Bridgeway	11,321	30,182
†oOh!media	48,209	63,714
Orica	6,358	67,368
Origin Energy	42,203	150,339
Orora	57,100	131,846
OZ Minerals	27,912	484,221
Pact Group Holdings	10,178	27,212
Peet	38,309	33,462
Pendal Group	13,114	64,745
Perenti Global	37,686	29,054
Perpetual	3,451	86,474
†Perseus Mining	96,454	78,390
Platinum Asset Management	14,872	56,480
†Praemium	19,514	9,412
Premier Investments	5,944	117,519
Pro Medicus	2,911	91,383
PWR Holdings	7,683	33,438
†Qantas Airways	21,730	84,011
†QBE Insurance Group	32,554	237,868
Qube Holdings	43,859	99,606
Ramelius Resources	60,311	67,569
Ramsay Health Care	3,862	196,537
REA Group	988	106,367
Reece	4,569	59,482
Regis Healthcare	6,738	10,543
Regis Resources	48,690	107,249
†Reject Shop	2,536	12,135
Reliance Worldwide	13,168	44,908
†Resolute Mining	69,900	23,361
†Ridley	36,736	33,483
Rio Tinto	9,742	819,499
Sandfire Resources	13,634	55,299
Santos	100,909	544,183
SeaLink Travel Group	4,852	33,795
†SEEK	3,994	86,489

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Select Harvests	8,564	$ 40,655
Senex Energy	6,490	14,295
Servcorp	2,368	5,935
Service Stream	21,301	17,231
Seven Group Holdings	4,010	68,683
†Seven West Media	80,912	28,885
=SG Fleet Group	11,452	22,442
†Sigma Healthcare	68,311	35,282
†Silver Lake Resources	56,622	64,296
Sims	12,538	141,325
SmartGroup	2,355	11,323
Sonic Healthcare	8,707	232,064
South32	109,903	234,570
†Southern Cross Media Group	16,431	25,834
Spark Infrastructure Group	61,620	101,564
=†SpeedCast International	13,963	0
SRG Global	36,425	12,588
St Barbara	61,849	92,311
†Star Entertainment Group	62,242	179,176
Steadfast Group	38,699	111,990
Suncorp Group	30,214	227,196
Super Retail Group	14,826	132,543
†Sydney Airport	19,204	90,290
Tabcorp Holdings	56,220	199,845
Tassal Group	16,917	42,917
Technology One	17,176	121,850
Telstra	63,266	163,383
TPG Telecom	23,933	115,069
Transurban Group	15,973	161,602
Treasury Wine Estates	14,589	114,689
†Tuas	11,966	6,089
United Malt Grp	16,206	50,099
Virtus Health	5,888	27,102
Vita Group	16,062	10,614
†Vocus Group	40,752	168,695
†Webjet	10,586	44,867
Wesfarmers	17,293	691,815
Western Areas	25,101	39,084
†Westgold Resources	27,322	41,401
Westpac Banking	39,033	723,696
†Whitehaven Coal	62,311	83,535
Woodside Petroleum	17,671	322,128
Woolworths Group	18,667	579,476
Worley	16,705	133,100
WPP AUNZ	29,030	14,332
		32,388,399
Austria–0.55%
Agrana Beteiligungs	660	13,560
ANDRITZ	4,494	202,056
AT&S Austria Technologie & Systemtechnik	2,359	84,652
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
BAWAG Group AG	1,669	$ 86,197
CA Immobilien Anlagen	2,330	98,639
†Erste Group Bank	7,259	246,185
EVN	1,365	29,390
†Lenzing	898	115,207
Mayr Melnhof Karton	417	85,773
Oesterreichische Post	2,358	103,143
OMV	7,701	390,679
Palfinger	713	27,843
†POLYTEC Holding	1,389	17,462
†Porr	855	15,641
†Raiffeisen Bank International	10,645	233,814
Rosenbauer International	188	10,891
S IMMO	2,366	59,515
†Schoeller-Bleckmann Oilfield Equipment	676	30,323
†Semperit Holding	457	20,338
Strabag	1,807	63,890
Telekom Austria	13,782	108,610
UBM Development	240	10,667
UNIQA Insurance Group	8,709	65,363
Verbund	481	34,972
Vienna Insurance Group	2,343	60,723
voestalpine	9,005	373,091
Wienerberger	3,134	114,668
†Zumtobel Group	1,947	17,901
		2,721,193
Belgium–1.13%
Ackermans & van Haaren	1,497	238,050
Ageas	10,725	648,481
†AGFA-Gevaert	9,812	45,566
Anheuser-Busch InBev	12,763	804,485
†Anheuser-Busch InBev ADR	1,200	75,420
Barco	1,155	27,103
Bekaert	2,228	93,224
†bpost	6,706	64,093
†Cie d'Entreprises CFE	740	74,370
Colruyt	3,086	184,060
†Deceuninck	2,600	9,086
D'ieteren	2,761	270,358
Econocom Group	6,908	27,098
Elia Group	1,188	130,818
Euronav	19,454	178,027
†EVS Broadcast Equipment	1,163	24,549
†Exmar	2,088	8,717
Fagron	4,288	95,190
Gimv	1,582	94,616
Immobel	390	29,545
†Jensen-Group	278	8,607
†KBC Group	5,230	380,260
†Kinepolis Group	664	34,417

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
Lotus Bakeries	22	$ 116,355
Melexis	1,085	114,832
†Ontex Group	5,670	59,710
Orange Belgium	1,748	46,942
†Picanol	88	7,781
Proximus	8,914	194,016
Recticel	4,441	64,683
Resilux	61	11,732
Shurgard Self Storage	232	10,570
†Sipef	408	21,985
Solvay Class A	5,180	645,121
Telenet Group Holding	1,893	76,765
TER Beke	48	6,417
†Tessenderlo Group	1,566	68,775
UCB	1,283	122,051
Umicore	7,923	420,246
Van de Velde	150	4,406
VGP	160	25,593
		5,564,120
Canada–10.14%
†5N Plus	6,300	23,060
Absolute Software	1,400	19,440
Acadian Timber Class C	800	12,413
†Advantage Oil & Gas	8,323	15,696
Aecon Group	4,300	66,483
Ag Growth International	900	31,783
AGF Management Class B	5,000	29,800
Agnico Eagle Mines	2,452	141,750
AirBoss of America	1,300	41,637
Alamos Gold Class A	27,295	213,233
Alaris Equity Partners Income	1,823	23,065
†Alcanna	1,420	8,757
Algoma Central	1,600	21,899
Algonquin Power & Utilities	14,565	230,729
Alimentation Couche-Tard Class B	14,400	464,302
AltaGas	19,534	325,489
Altus Group	796	38,283
†Amerigo Resources	14,300	10,355
Andrew Peller Class A	1,500	12,927
†Aphria	18,600	341,682
ARC Resources	31,100	191,050
†Argonaut Gold	16,363	29,947
†Aritzia	5,300	123,148
Atco Class I	2,800	92,955
†Athabasca Oil	26,708	11,264
†ATS Automation Tooling Systems	3,100	65,296
†Aurora Cannabis	761	7,083
†AutoCanada	1,479	36,013
B2Gold	101,560	437,208
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Badger Daylighting	2,900	$ 98,928
Bank of Montreal	2,343	208,851
Bank of Montreal (New York Shares)	9,396	837,372
Bank of Nova Scotia	1,800	112,609
Bank of Nova Scotia (New York Shares)	20,891	1,306,732
†Barrick Gold (New York Shares)	6,977	138,145
†Bausch Health	14,262	452,676
BCE	1,429	64,508
BCE (New York Shares)	1,620	73,127
Birchcliff Energy	22,653	47,047
Bird Construction	3,322	23,659
†Black Diamond Group	2,500	6,903
†BlackBerry	2,334	19,575
BMTC Group	600	5,691
†Bonterra Energy	2,713	8,678
Boralex Class A	4,896	153,967
Brookfield Asset Management (New York Shares) Class A	2,227	99,102
BRP	2,241	194,401
†CAE	1,000	28,495
†CAE (New York Shares)	7,974	227,179
Calian Group	600	27,333
Cameco	6,941	115,103
Cameco (New York Shares)	9,866	163,874
Canaccord Genuity Group	7,526	68,870
Canacol Energy	13,100	37,527
†Canada Goose Holdings	3,868	151,819
Canadian Imperial Bank of Commerce	5,181	507,299
Canadian Imperial Bank of Commerce	6,405	626,857
Canadian National Railway	8,653	1,003,694
Canadian Natural Resources	71,279	2,201,001
Canadian Pacific Railway	1,243	471,457
Canadian Tire Class A	1,284	182,204
Canadian Utilities Class A	3,145	84,437
Canadian Western Bank	6,945	176,789
†Canfor	6,500	134,634
†Canfor Pulp Products	2,900	20,538
†Canopy Growth	2,387	76,456
CanWel Building Materials Group	6,028	43,170
Capital Power	4,788	138,683
†Capstone Mining	14,500	47,768
†Cardinal Energy	4,400	9,173
Cascades	8,787	109,986
CCL Industries Class B	5,600	309,789
†Celestica	10,108	84,604

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Cenovus Energy	23,162	$ 173,987
Cenovus Energy	11,110	83,547
Centerra Gold	13,627	120,580
Cervus Equipment	700	8,806
†CES Energy Solutions	18,401	23,574
†CGI	6,059	504,401
†China Gold International Resources	14,900	40,075
CI Financial	16,000	231,081
Cogeco	600	46,288
Cogeco Communications	1,366	128,263
Colliers International Group	2,486	244,234
Computer Modelling Group	8,100	37,061
Constellation Software	400	558,619
†Copper Mountain Mining	18,300	45,288
Corby Spirit & Wine	700	9,787
Corus Entertainment Class B	19,156	87,191
Crescent Point Energy	40,727	169,817
Crescent Point Energy	2,503	10,438
†Crew Energy	5,725	5,376
†CRH Medical	1,667	6,585
†Denison Mines	25,260	27,537
†Descartes Systems Group	300	18,273
Dexterra Group	2,620	12,196
Dollarama	5,600	247,404
†Dorel Industries Class B	1,100	11,108
DREAM Unlimited Class A	4,119	74,107
Dundee Precious Metals	9,200	56,150
ECN Capital	21,630	134,768
E-L Financial Class L	139	102,312
†Eldorado Gold	16,921	182,667
Element Fleet Management	33,535	366,918
Emera	4,709	209,576
Empire	7,238	225,658
Enbridge	8,043	292,996
Enbridge	7,520	273,728
Endeavour Mining	11,256	226,876
Enerflex	7,900	50,982
Enerplus	8,901	44,594
Enghouse Systems	3,200	148,427
†Ensign Energy Services	9,100	8,110
Equitable Group	556	55,834
†ERO Copper	1,900	32,702
Evertz Technologies	1,800	20,826
Exchange Income	808	25,872
Exco Technologies	2,400	20,301
Extendicare	8,400	51,468
Fairfax Financial Holdings	628	274,122
Fiera Capital	3,700	29,354
Finning International	11,000	279,749
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
First National Financial	1,200	$ 47,248
First Quantum Minerals	15,086	287,507
FirstService	1,900	281,832
Fortis	2,488	107,958
Fortis (New York Shares)	3,390	147,024
†Fortuna Silver Mines	7,527	48,814
Franco-Nevada	598	74,923
†Frontera Energy	5,800	29,584
†Galiano Gold	4,900	5,576
†GDI Integrated Facility Services	600	25,223
George Weston	4,161	368,454
Gibson Energy	9,872	174,942
†Gildan Activewear	7,809	239,329
goeasy	900	89,599
†Golden Star Resources	3,060	9,034
†GoldMoney	6,400	15,838
†Gran Tierra Energy	33,675	23,581
†Great Canadian Gaming	3,973	136,796
Great-West Lifeco	6,395	170,167
Hardwoods Distribution	1,800	45,333
†Heroux-Devtek	2,187	29,846
High Liner Foods	2,452	26,223
†Home Capital Group	4,312	105,784
Hudbay Minerals	17,163	117,603
Hydro One	4,900	114,127
Ia Financial	7,323	398,170
†IAMGOLD	30,700	91,365
†IBI Group	2,100	17,011
IGM Financial	5,103	155,522
†Imperial Metals	3,600	12,862
Imperial Oil	5,528	133,684
Information Services	1,000	19,567
Innergex Renewable Energy	3,051	53,338
Intact Financial	2,145	262,855
Inter Pipeline	19,603	280,310
†Interfor	7,236	162,950
†International Petroleum	5,091	16,812
Intertape Polymer Group	4,327	96,408
Jamieson Wellness	2,000	58,518
†Karora Resources, Inc.	8,800	23,738
K-Bro Linen	800	26,692
†Kelt Exploration	13,500	28,575
Keyera	8,476	176,170
†Kinaxis	900	105,032
Kinross Gold	118,832	791,457
Kirkland Lake Gold	12,304	415,518
Lassonde Industries Class A	400	54,747
Laurentian Bank of Canada	2,687	85,590
Leon's Furniture	2,194	40,137
Linamar	4,576	269,783

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Loblaw	4,733	$ 264,388
†Lucara Diamond	28,465	16,308
Lundin Mining	50,809	522,766
Magellan Aerospace	1,000	8,208
Magna International	3,400	299,445
Magna International (New York Shares)	15,921	1,401,685
†Mainstreet Equity	200	12,799
†Major Drilling Group International	6,566	35,267
Manulife Financial	23,153	497,991
Maple Leaf Foods	5,022	114,491
Martinrea International	9,900	96,660
†Mav Beauty Brands	2,800	12,366
†MEG Energy	17,838	92,547
Methanex	200	7,380
Methanex (New York Shares)	2,761	101,605
Metro Class A	5,671	258,708
Morguard	86	8,007
Morneau Shepell	2,000	52,694
†Mountain Province Diamonds	4,500	2,005
†MTY Food Group Class I	600	27,524
Mullen Group	8,500	82,382
National Bank of Canada	14,622	993,300
Neo Performance Materials	900	14,409
†New Gold	59,077	91,199
NFI Group	2,500	55,662
North American Construction Group	1,200	12,929
North American Construction Group (New York Shares)	1,200	12,900
North West	3,800	110,399
Northland Power	6,846	248,138
Nutrien	215	11,582
Nutrien (New York Shares)	13,621	734,036
†NuVista Energy	9,000	16,973
†OceanaGold	40,614	60,435
Onex	4,296	267,188
Open Text	6,159	293,846
Osisko Gold Royalties	3,337	36,750
Osisko Gold Royalties (New York Shares)	2,306	25,412
Pan American Silver	10,356	310,672
†Paramount Resources Class A	4,400	35,608
†Parex Resources	13,860	247,157
Park Lawn	1,100	28,815
Parkland	9,221	277,063
Pason Systems	5,362	37,889
Pembina Pipeline	2,484	71,751
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Pembina Pipeline (New York Shares)	12,140	$ 350,118
Peyto Exploration & Development	14,495	61,477
†Photon Control	9,100	18,248
†Pinnacle Renewable Energy	2,902	26,025
Pizza Pizza Royalty	900	7,441
Polaris Infrastructure	900	15,326
Pollard Banknote	800	32,861
†Precision Drilling	955	20,634
†Premier Gold Mines	23,496	51,977
Premium Brands Holdings	1,900	181,034
†Pretium Resources	7,271	75,415
Quarterhill	21,100	43,150
Quebecor Class B	7,600	204,046
†Real Matters	5,000	56,895
Restaurant Brands International	3,369	219,019
RF Capital Group	4,457	7,483
Richelieu Hardware	3,600	118,310
Ritchie Bros Auctioneers	4,000	234,200
Rogers Communications Class B	500	23,056
Rogers Communications (New York Shares) Class B	8,360	385,396
†Roxgold	25,200	31,081
Royal Bank of Canada	13,875	1,279,300
Royal Bank of Canada (New York Shares)	23,644	2,180,213
Russel Metals	2,640	52,497
†Sandstorm Gold	4,329	29,384
Saputo	5,833	175,403
Secure Energy Services	14,200	41,017
†Seven Generations Energy Class A	21,796	147,423
Shaw Communications Class B	25,977	681,117
†ShawCor	5,185	21,908
†Shopify Class A	100	110,403
Sienna Senior Living	3,200	36,464
†Sierra Wireless	900	13,242
Sleep Country Canada Holdings	2,800	70,763
SNC-Lavalin Group	9,570	204,848
SSR Mining	13,025	186,249
SSR Mining (New York Shares)	2,603	37,171
Stantec	2,500	107,026
Stantec (New York Shares)	2,136	91,378
Stelco Holdings	2,870	64,334
Stella-Jones	4,800	194,720
†Storm Resources	6,000	13,034

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Sun Life Financial (New York Shares)	10,645	$ 538,105
Suncor Energy (New York Shares)	16,559	346,083
†SunOpta	4,163	61,488
Superior Plus	13,700	155,020
†Tamarack Valley Energy	22,160	41,791
†Taseko Mines	18,300	31,308
TC Energy	21,220	970,953
†Teck Resources Class B	11,884	227,618
Teck Resources (New York Shares) Class B	4,864	93,292
†TeraGo	1,800	7,935
TerraVest Industries	900	11,989
TFI International	6,800	509,716
Thomson Reuters	400	35,041
Thomson Reuters (New York Shares)	1,700	148,869
Tidewater Midstream and Infrastructure	18,184	14,904
Timbercreek Financial	6,965	48,938
†Topicus	743	48,800
†Torex Gold Resources	6,800	85,873
Toromont Industries	3,600	275,550
Toronto-Dominion Bank	5,188	338,353
Toronto-Dominion Bank (New York Shares)	19,230	1,253,988
†Total Energy Services	3,299	10,291
Tourmaline Oil	23,200	441,588
TransAlta	17,688	167,492
TransAlta (New York Shares)	11,388	107,730
TransAlta Renewables	3,464	56,700
Transcontinental Class A	7,600	133,773
†Trican Well Service	12,870	21,199
†Uni-Select	3,100	22,374
†Vermilion Energy	3,928	28,537
†Vermilion Energy (New York Shares)	7,129	51,899
Wajax	3,200	50,545
†Wesdome Gold Mines	14,900	98,883
West Fraser Timber	3,700	266,187
West Fraser Timber Co	1,485	106,979
Western Forest Products	34,200	49,258
Westshore Terminals Investment	4,267	65,871
Wheaton Precious Metals (New York Shares)	2,460	93,997
Whitecap Resources	43,829	192,517
†WildBrain	9,347	21,123
Winpak	1,695	60,789
WSP Global	2,616	248,881
Yamana Gold	56,509	245,508
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Yellow Pages	2,300	$ 22,456
		50,126,842
Chile–0.05%
Antofagasta	10,131	236,035
		236,035
China–0.00%
BOE Varitronix	37,000	16,134
		16,134
Colombia–0.05%
†Millicom International Cellular SDR	5,792	222,834
		222,834
Denmark–2.13%
†ALK-Abello Class A	270	102,581
Alm Brand	4,979	58,399
Ambu Class B	656	30,808
AP Moller - Maersk Class A	44	95,793
AP Moller - Maersk Class B	50	116,147
†Bang & Olufsen	4,116	19,609
†Bavarian Nordic	1,477	66,687
†Brodrene Hartmann	211	17,364
Carlsberg Class B	3,065	470,918
†Chr Hansen Holding	2,409	218,902
Coloplast Class B	1,356	203,894
†Columbus	4,653	11,296
D/S Norden	2,354	54,552
Danske Bank	14,460	270,587
†Demant	2,697	114,245
†Dfds	2,301	117,821
†Drilling	701	27,827
DSV Panalpina	2,085	409,062
FLSmidth & Co.	2,804	107,461
†Genmab	1,490	490,227
GN Store Nord	5,520	434,586
H Lundbeck	4,889	167,020
†H+H International Class B	1,148	29,572
†ISS	10,565	196,951
†Jyske Bank	3,946	188,241
†Matas	3,162	41,424
Netcompany Group	1,147	109,217
†Nilfisk Holding	2,249	68,570
†NKT	1,305	56,740
NNIT	488	8,186
Novo Nordisk ADR	2,700	182,034
Novo Nordisk Class B	24,610	1,667,307
Novozymes Class B	7,307	468,030
Orsted	1,095	176,854
Pandora	9,193	984,915
Per Aarsleff Holding Class B	1,112	48,296

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Ringkjoebing Landbobank	1,822	$ 178,085
Rockwool International Class A	252	94,352
Rockwool International Class B	336	141,641
Royal Unibrew	3,206	335,295
RTX	299	9,097
Scandinavian Tobacco Group Class A	4,215	80,868
Schouw & Co.	848	88,767
SimCorp	2,948	365,058
Solar Class B	701	52,990
†Spar Nord Bank	6,082	64,912
Sydbank	3,568	96,129
†Tivoli	204	24,056
Topdanmark	3,407	155,868
Tryg	16,104	379,799
Vestas Wind Systems	2,892	593,605
†Vestjysk Bank	29,090	15,707
†Zealand Pharma	1,039	32,858
		10,541,210
Finland–1.49%
Aktia Bank	3,682	42,531
Alma Media	1,259	13,288
Aspo	1,168	12,163
Atria	742	10,285
Cargotec	2,051	110,880
Caverion	4,210	25,525
†Citycon	2,218	18,442
Elisa	5,266	315,812
†Enento Group	540	22,227
†Finnair	37,730	31,393
Fiskars	2,492	46,349
Fortum	13,451	359,016
F-Secure	2,413	11,432
Huhtamaki	6,975	315,405
Kemira	9,101	139,706
Kesko Class A	6,192	173,183
Kesko Class B	16,144	493,748
Kojamo	3,374	65,998
Kone Class B	3,839	313,609
Konecranes	4,282	190,817
Lassila & Tikanoja	2,818	46,199
Metsa Board	11,635	126,756
Neles	3,953	50,205
Neste	10,960	581,717
†Nokia	125,533	501,185
Nordea Bank	33,511	330,538
Olvi Class A	1,276	72,873
Oriola Class B	10,932	26,281
Orion Class A	1,499	64,426
Orion Class B	6,779	271,642
†Outokumpu	23,000	133,242
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Outotec	26,300	$ 293,153
Ponsse	944	41,846
†QT Group	745	78,105
Revenio Group	804	47,708
Sampo Class A	5,531	249,524
Sanoma	5,246	88,096
†Stockmann Class B	1,585	2,175
Stora Enso Class R	15,546	289,961
TietoEVRY	4,834	149,771
†Tikkurila	2,609	103,567
Tokmanni Group	5,246	123,040
UPM-Kymmene	9,849	353,774
Uponor	3,944	87,508
Vaisala Class A	1,389	51,880
Valmet	8,041	292,414
Wartsila	10,913	114,335
YIT	11,776	62,613
		7,346,343
France–7.53%
ABC arbitrage	1,206	10,253
†Accor	4,172	157,343
†Aeroports de Paris	555	66,321
Air Liquide	5,594	913,820
†Airbus	6,515	737,579
†Akka Technologies	858	22,387
AKWEL	593	20,793
Albioma	2,638	129,312
ALD SA	5,255	76,908
†Alstom	5,347	266,619
†Alten	1,319	154,834
†Amundi	1,083	86,616
Arkema	5,566	674,591
Assystem	625	18,836
†Atos	5,977	466,254
Aubay	366	18,499
AXA	22,429	601,932
†Axway Software	477	15,047
Bastide le Confort Medical	242	13,892
†Beneteau	3,551	49,804
†Bigben Interactive	645	14,931
BioMerieux	469	59,675
†BNP Paribas	10,530	640,642
Boiron	873	36,651
Bollore	34,645	167,307
Bonduelle SCA	1,767	44,344
Bouygues	10,933	438,354
†Bureau Veritas	12,042	342,733
Burelle	10	10,601
Capgemini	5,554	945,062
Carrefour	35,228	638,062
†Casino Guichard Perrachon	2,697	89,949
†Cegedim	545	15,339

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†CGG	51,187	$ 61,558
Chargeurs	831	22,511
†Cie de Saint-Gobain	15,139	893,356
Cie Generale des Etablissements Michelin	5,519	826,168
Cie Plastic Omnium	5,008	183,469
†CNP Assurances	4,598	87,406
†Coface	5,538	61,307
†Creditricole	10,059	145,624
Danone	12,966	889,506
†Dassault Aviation	6	6,677
Dassault Systemes	378	80,854
†Derichebourg	9,326	76,283
Edenred	5,642	294,693
†Eiffage	6,266	627,237
†Electricite de France	16,630	223,103
Electricite de Strasbourg	55	7,546
†Elior Group	6,149	45,645
†Elis	11,423	186,469
†Engie	15,832	224,744
†Eramet	660	46,857
EssilorLuxottica	1,422	231,543
†Esso SA Francaise	184	2,525
†Etablissements Maurel et Prom	5,157	12,156
†Europcar Mobility Group	23,277	7,501
Eutelsat Communications	17,127	208,481
†Exel Industries Class A	95	7,464
†Faurecia	7,307	389,241
†Fnac Darty	1,519	93,253
Gaztransport Et Technigaz	1,672	133,331
†Getlink	11,068	169,771
†GL Events	866	14,360
†Groupe Crit	390	32,015
Guerbet	783	30,439
†Haulotte Group	610	4,335
Hermes International	366	405,173
†HEXAOM	195	10,016
†ID Logistics Group	205	54,812
Iliad	825	156,828
Imerys	2,970	144,611
Ipsen	2,638	226,296
IPSOS	3,049	115,133
Jacquet Metal Service	1,315	30,564
†JCDecaux	6,129	154,531
Kaufman & Broad	1,637	70,741
Kering	872	601,899
†Korian	3,789	131,612
†Lagardere SCA	11,106	291,998
Lectra	1,962	64,884
Legrand	6,230	579,506
Linedata Services	218	8,948
†LISI	2,070	60,323
LNA Sante	292	15,683
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
L'Oreal	614	$ 235,308
LVMH Moet Hennessy Louis Vuitton	3,966	2,642,192
†Maisons du Monde	3,382	74,879
Manitou BF	943	31,627
Manutan International	120	9,991
†Mersen	822	28,630
†Metropole Television	1,918	40,981
†Natixis	47,444	227,113
†Nexans	2,567	227,279
Nexity	3,478	171,630
†Oeneo	52	677
Orange	89,441	1,101,843
Orange ADR	1,900	23,427
†Orpea	2,643	306,225
Pernod Ricard	1,067	200,266
†Pierre & Vacances	210	2,869
Publicis Groupe	16,664	1,016,959
Quadient	2,522	60,630
†Rallye	1,545	13,190
Remy Cointreau	166	30,660
†Renault	1,453	62,926
†Rexel	15,335	303,919
Robertet	45	48,814
†Rothschild & Co.	2,741	99,003
Rubis SCA	3,704	175,485
†Safran	4,282	582,745
Sanofi	7,106	702,073
Sartorius Stedim Biotech	594	244,640
†Savencia	292	24,929
Schneider Electric	3,247	495,960
†SCOR	9,628	328,561
SEB	1,395	246,042
Seche Environnement	286	17,139
Societe BIC	1,368	80,084
†Societe Generale	16,682	436,548
Societe pour l'Informatique Industrielle	665	19,808
†Sodexo	4,326	414,878
†SOITEC	1,058	216,257
†Solocal Group	4,175	14,096
Somfy	487	81,440
†Sopra Steria Group	1,456	243,312
†SPIE	8,182	195,931
Stef	359	37,722
STMicroelectronics	22,956	874,647
STMicroelectronics (New York Shares)	1,058	40,553
Suez	9,314	197,261
Sword Group	504	22,637
†Synergie	615	23,367
†Tarkett	4,534	72,365
†Technicolor	368	1,213
Teleperformance	2,918	1,063,538

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Television Francaise 1	5,220	$ 47,564
Thales	4,491	446,186
Thermador Groupe	504	45,747
Total	40,238	1,876,867
TOTAL ADR	4,971	231,350
Total Gabon	19	3,153
Trigano	575	107,484
†Ubisoft Entertainment	6,574	500,181
Valeo	16,767	569,627
†Vallourec	521	17,718
Veolia Environnement	8,376	214,721
Vetoquinol	184	21,276
Vicat	1,860	90,303
Vilmorin & Cie	478	33,969
Vinci	13,059	1,337,856
†Virbac	258	66,411
Vivendi	4,057	133,214
†Worldline	3,289	275,545
		37,229,717
Germany–6.84%
1&1 Drillisch	2,546	71,567
7C Solarparken	3,805	18,206
†Aareal Bank	4,128	117,150
†Adidas	2,130	664,928
†ADO Properties	2,814	77,088
†ADVA Optical Networking	4,994	59,267
All for One Group	186	13,611
Allgeier	430	12,354
Allianz	4,367	1,111,552
†Amadeus Fire	230	33,661
Atoss Software	162	30,681
Aurubis	2,910	241,063
BASF	6,268	520,708
Basler	144	16,583
†Bauer	962	13,267
Bayer	15,105	955,828
Bayerische Motoren Werke	10,545	1,094,031
BayWa	899	39,640
Bechtle	1,602	300,399
Beiersdorf	471	49,766
Bertrandt	393	21,431
bet-at-home.com	209	11,238
Bilfinger	2,095	76,603
†Borussia Dortmund & Co.	3,975	25,289
Brenntag	8,908	760,499
CANCOM	811	46,735
Carl Zeiss Meditec Class B	162	24,412
†CECONOMY	8,889	51,433
†CENIT	409	6,427
Cewe Stiftung & Co.	635	89,658
†Commerzbank	65,572	402,014
CompuGroup Medical	1,663	140,512
†Continental	4,335	572,928
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Corestate Capital Holding	853	$ 14,154
Covestro	10,983	738,526
CropEnergies	1,890	26,464
†CTS Eventim & Co.	3,858	223,680
Daimler	24,731	2,204,445
†Delivery Hero	227	29,415
†Deutsche Bank	43,700	522,660
Deutsche Boerse	2,544	422,741
†Deutsche Lufthansa	12,034	159,539
†Deutsche Pfandbriefbank	11,485	133,607
Deutsche Post	16,284	892,177
Deutsche Telekom	96,353	1,940,093
Deutsche Telekom ADR	4,300	87,032
Deutsche Wohnen	4,160	194,064
†Deutz	7,084	52,918
DIC Asset	2,395	41,511
Draegerwerk & Co.	351	26,591
Duerr	1,262	52,538
E.ON	57,318	667,060
Eckert & Ziegler	840	67,034
†EDAG Engineering Group	532	5,609
Elmos Semiconductor	176	7,389
†ElringKlinger	2,669	39,187
Energiekontor	647	44,159
Evonik Industries	7,790	275,522
†Evotec	3,694	133,164
†Fielmann	1,757	140,213
First Sensor	589	28,043
†Francotyp-Postalia Holding Class A	282	1,025
†Fraport Frankfurt Airport Services Worldwide	2,599	158,031
Freenet	12,360	295,834
Fresenius & Co.	16,582	738,548
Fresenius Medical Care & Co.	9,023	663,657
Fuchs Petrolub	1,329	53,457
GEA Group	6,628	271,654
Gerresheimer	2,539	252,193
Gesco	598	16,690
GFT Technologies	1,564	29,016
Grand City Properties	2,985	74,771
†H&R & Co.	1,285	9,192
Hamburger Hafen und Logistik	2,777	61,484
Hannover Rueck	822	150,185
Hapag-Lloyd	593	92,072
HeidelbergCement	4,652	422,575
†Heidelberger Druckmaschinen	22,239	29,940
†Hella & Co	2,846	159,600
Henkel & Co.	884	87,547
HOCHTIEF	1,187	106,209
Hornbach Baumarkt	980	41,201

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hornbach Holding & Co.	973	$ 94,934
HUGO BOSS	4,331	169,993
†Hypoport	189	100,181
Indus Holding	1,375	57,081
Infineon Technologies	8,785	372,475
†Instone Real Estate Group	1,651	45,402
Jenoptik	2,163	64,936
†JOST Werke	269	17,035
†K+S	12,746	126,633
KION Group	6,594	651,100
†Kloeckner & Co.	5,996	75,518
Knorr-Bremse	843	105,205
†Koenig & Bauer	782	23,312
Krones	579	46,986
KWS Saat	473	40,880
LANXESS	6,153	453,574
LEG Immobilien	1,920	252,538
Leifheit	726	38,482
†Leoni	1,918	24,067
LPKF Laser & Electronics	1,161	32,472
†Manz	413	25,669
†Medigene	1,735	7,925
Merck	1,518	259,547
METRO	19,411	205,097
MTU Aero Engines	1,523	358,455
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,362	419,429
†Nagarro SE	430	47,199
Nemetschek	2,793	178,179
New Work	145	37,664
Nexus	689	44,278
†Nordex	2,860	91,830
Norma Group	2,359	112,039
†OHB	563	23,339
PATRIZIA	1,823	46,177
Pfeiffer Vacuum Technology	280	50,895
PNE	4,798	41,637
†ProSiebenSat.1 Media	17,596	359,768
PSI Software	901	28,317
†Puma	981	96,106
†PVA TePla	1,053	32,291
†QIAGEN	825	39,928
†QSC	11,002	24,411
Rational	114	88,568
Rheinmetall	3,893	394,444
RWE	17,374	680,916
†S&T	2,163	53,775
†SAF-Holland	3,803	55,301
†Salzgitter	2,683	83,819
SAP	11,906	1,457,929
†Schaltbau Holding AG	332	13,043
Scout24	2,728	206,983
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Secunet Security Networks	79	$ 25,106
Siemens	6,306	1,035,307
Siemens Healthineers	329	17,825
†Siltronic	1,210	195,108
†Sixt	1,046	138,120
Software	2,411	101,616
Stabilus	1,248	87,812
STRATEC Biomedical	297	40,123
Stroeer & Co.	2,308	188,108
Suedzucker	5,713	96,810
†SUESS MicroTec	815	25,471
†Surteco Group	396	11,888
Symrise	2,556	309,933
†TAG Immobilien	5,727	163,469
†Takkt	2,185	33,054
†Talanx	2,399	101,729
†Technotrans	604	18,097
†Tele Columbus	4,562	17,280
Telefonica Deutschland Holding	84,277	247,079
†thyssenkrupp	28,416	379,387
Traffic Systems	421	17,230
Uniper	4,303	155,825
United Internet	8,958	359,273
VERBIO Vereinigte BioEnergie	2,083	89,648
Volkswagen	721	261,434
Vonovia	4,929	321,959
†Vossloh	415	20,684
Wacker Chemie	1,267	180,303
†Wacker Neuson	2,960	70,812
†Washtec	765	43,959
Wuestenrot & Wuerttembergische	1,974	41,159
†Zalando	785	76,996
†zooplus	101	28,841
		33,814,152
Greenland–0.12%
Ferguson	5,075	606,447
		606,447
Hong Kong–2.63%
AIA Group	181,200	2,197,960
ASM Pacific Technology	7,100	90,461
Bank of East Asia	53,726	114,444
BOC Aviation	16,200	156,913
BOC Hong Kong Holdings	44,000	153,664
BOCOM International Holdings	59,000	12,067
Bright Smart Securities & Commodities Group	48,000	13,090
=†Burwill Holdings	208,000	356
Cafe de Coral Holdings	48,000	103,976

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Cathay Pacific Airways	100,909	$ 94,106
†Century City International Holdings	124,000	6,699
China Motor Bus	1,600	20,581
Chong Hing Bank	21,000	26,635
Chow Sang Sang Holdings International	15,000	23,192
Chow Tai Fook Jewellery Group	32,000	48,901
Chuang's Consortium International	88,000	11,999
CITIC Telecom International Holdings	159,000	56,244
CK Asset Holdings	56,680	344,129
CK Hutchison Holdings	49,180	391,904
CK Infrastructure Holdings	13,000	77,257
CK Life Sciences International Holdings	84,000	8,860
CLP Holdings	23,500	228,226
†Convenience Retail Asia	48,000	4,507
CSI Properties	300,000	9,647
Dah Sing Banking Group	44,000	49,806
Dah Sing Financial Holdings	13,200	43,467
Eagle Nice International Holdings	4,000	2,434
Emperor International Holdings	106,000	15,135
Fairwood Holdings	6,000	13,136
Far East Consortium International	120,268	45,483
†FIH Mobile	283,000	40,043
First Pacific	172,000	56,639
†First Shanghai Investments	16,000	720
†Galaxy Entertainment Group	6,000	54,026
Giordano International	126,000	25,122
†Goodbaby International Holdings	98,000	18,027
Great Eagle Holdings	14,000	48,533
Guotai Junan International Holdings	144,000	26,488
Haitong International Securities Group	204,864	65,353
Hang Lung Group	52,000	131,637
Hang Lung Properties	50,000	129,919
Hang Seng Bank	8,600	166,489
Hanison Construction Holdings	16,639	2,697
Henderson Land Development	30,412	136,528
HK Electric Investments	40,500	40,218
HKBN	29,000	42,227
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
HKR International	50,160	$ 20,841
HKT Trust	179,000	255,119
Hong Kong & China Gas	26,964	42,662
Hong Kong Exchanges & Clearing	14,043	826,239
†Hongkong & Shanghai Hotels	43,044	42,800
Hongkong Land Holdings	23,300	114,403
Hysan Development	21,000	82,119
†I-CABLE Communications	16,026	134
IGG	87,000	112,134
†IT	50,000	18,459
†ITC Properties Group	32,819	4,855
Johnson Electric Holdings	29,500	79,308
K Wah International Holdings	78,000	40,434
Kerry Logistics Network	62,000	185,822
Kerry Properties	37,500	120,834
Kingston Financial Group	186,000	14,116
Kowloon Development	35,000	38,448
†Lai Sun Development	30,300	24,944
†Lai Sun Garment International	14,305	10,949
†Landing International Development	96,000	3,828
†Lifestyle International Holdings	28,500	24,819
Liu Chong Hing Investment	10,000	9,480
L'Occitane International	27,750	77,281
Luk Fook Holdings International	21,000	57,807
Man Wah Holdings	160,800	333,427
†Melco International Development	28,000	57,051
†Melco Resorts & Entertainment ADR	600	11,946
Miramar Hotel & Investment	13,000	24,381
MTR	11,438	64,811
NagaCorp	106,000	125,169
Nameson Holdings	38,000	2,249
New World Development	35,769	184,962
†NewOcean Energy Holdings	62,000	4,945
NWS Holdings	104,058	109,893
Pacific Basin Shipping	309,000	83,469
†Pacific Century Premium Developments	37,368	3,653
Pacific Textiles Holdings	82,000	52,528
†PC Partner Group	28,000	14,047
PCCW	313,444	176,597
Pico Far East Holdings	58,000	9,177
Polytec Asset Holdings	181,950	33,937

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Power Assets Holdings	19,500	$ 115,132
†PRADA	29,100	181,732
Public Financial Holdings	24,000	6,730
†Regal Hotels International Holdings	18,000	7,108
†Regina Miracle International Holdings	29,000	8,542
†Sa International Holdings	124,445	28,494
†Samsonite International	102,600	197,965
†Shangri-La Asia	84,000	83,956
Shenwan Hongyuan	20,000	2,650
†Singamas Container Holdings	72,000	5,557
Sino Land	95,764	133,284
SITC International Holdings	132,000	447,409
†SJM Holdings	53,000	69,266
SmarTone Telecommunications Holdings	33,500	19,521
Soundwill Holdings	5,000	5,473
†Stella International Holdings	36,000	45,520
Sun Hung Kai & Co.	54,000	27,507
Sun Hung Kai Properties	15,000	227,293
SUNeVision Holdings	49,000	50,487
Swire Pacific Class A	19,000	142,486
Swire Pacific Class B	45,000	53,138
Swire Properties	13,400	41,454
Tao Heung Holdings	2,000	244
Techtronic Industries	36,500	624,445
†Television Broadcasts	36,000	37,463
Texwinca Holdings	36,000	8,243
TK Group Holdings	26,000	10,000
Tradelink Electronic Commerce	74,000	10,947
Transport International Holdings	14,232	28,376
Union Medical Healthcare	28,000	24,420
United Laboratories International Holdings	48,000	35,441
=Untrade Gold Finance Holding	80,000	0
=Untrade.Brightoil	123,000	4,451
=Untrade.Pac Andes International holdings	338,000	1,191
Value Partners Group	23,000	15,621
Vitasoy International Holdings	38,000	146,152
VPower Group International Holdings	11,000	2,547
VSTECS Holdings	32,000	29,102
VTech Holdings	12,100	108,952
WH Group	496,500	402,355
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Wharf Real Estate Investment	25,000	$ 140,048
Wing On Co. International	3,000	6,614
Wing Tai Properties	16,000	8,850
Xinyi Glass Holdings	136,000	444,347
†Yue Yuen Industrial Holdings	52,000	129,764
†Zhaobangji Properties Holdings	112,000	10,805
		12,981,104
Ireland–1.05%
†AIB Group	39,465	103,761
†Bank of Ireland Group	51,381	254,876
†C&C Group	11,701	45,328
†Cairn Homes	36,288	45,619
CRH	865	40,545
CRH ADR	40,003	1,879,341
†FBD Holdings	271	2,218
†Flutter Entertainment	4,039	864,195
Glanbia	882	13,146
†Hostelworld Group	9,886	10,630
†Irish Continental Group	13,703	71,108
James Hardie Industries	10,780	326,208
Kerry Group Class A	700	87,589
Kingspan Group	7,952	674,220
†Permanent TSB Group Holdings	929	1,177
Smurfit Kappa Group	13,172	620,344
UDG Healthcare	14,537	157,420
		5,197,725
Isle Of Man–0.09%
†GVC Holdings	21,844	457,132
		457,132
Israel–0.81%
†Africa Israel Properties	1,061	37,023
†Airport City	3,084	43,281
†Alrov Properties and Lodgings	323	15,092
Arad	603	8,669
Ashtrom Group	4,402	82,700
†Azorim-Investment Development & Construction	3,495	12,692
Azrieli Group	254	15,659
†Bank Hapoalim	10,710	83,230
Bank Leumi Le-Israel	16,187	106,522
Bayside Land	4,200	33,468
†Bezeq The Israeli Telecommunication	60,878	65,028
†Big Shopping Centers	238	25,636
Blue Square Real Estate	300	20,774

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
†Brack Capital Properties	158	$ 13,452
†Camtek	1,050	30,230
†Cellcom Israel	6,426	24,027
†Clal Insurance Enterprises Holdings	2,208	36,484
Danel Adir Yeoshua	234	38,364
Delek Automotive Systems	3,464	42,275
†Delek Group	304	15,276
†Delta Galil Industries	368	9,094
Dor Alon Energy	819	19,143
†El Al Israel Airlines	17,349	3,031
Elbit Systems	270	38,177
Elbit Systems	380	54,340
Electra	116	60,375
Electra Consumer Products 1970	515	22,245
Electra Real Estate	1,339	10,858
Energix-Renewable Energies	6,392	24,187
†Equital	1,783	43,275
†First International Bank of Israel	3,895	108,504
†FMS Enterprises Migun	399	11,234
Formula Systems 1985	762	67,217
Fox Wizel	1,055	120,203
Gilat Satellite Networks	1,455	15,159
Hadera Paper	295	18,972
Harel Insurance Investments & Financial Services	9,588	96,738
Hilan	1,352	63,978
ICL Group	27,312	159,880
IDI Insurance	511	19,336
Industrial Buildings	25,661	63,034
Inrom Construction Industries	2,596	12,820
Isracard	8,292	28,474
Israel Discount Bank Class A	43,546	180,926
Israel Land Development - Urban Renewal	991	11,033
Isras Investment	128	24,627
†Kamada	634	3,871
Kerur Holdings	403	11,877
Malam - Team	2,070	58,389
Matrix IT	2,451	58,667
Maytronics	4,037	73,287
Mega Or Holdings	1,052	31,008
†Mehadrin	38	1,649
Meitav Dash Investments	2,844	14,658
Menora Mivtachim Holdings	2,003	41,521
†Migdal Insurance & Financial Holdings	29,788	34,572
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Mizrahi Tefahot Bank	6,227	$ 162,311
†Naphtha Israel Petroleum	2,641	12,182
Nawi Brothers	1,174	7,722
Neto ME Holdings	91	4,431
†Nice	211	45,569
†Nice Sponsored ADR	848	184,839
†Nova Measuring Instruments	1,159	101,578
†Oil Refineries	183,266	42,540
One Software Technologies	180	23,432
†OPC Energy	2,934	29,883
Palram Industries 1990	1,245	11,846
†Partner Communications	7,166	34,661
Paz Oil	555	50,933
†Phoenix Holdings	9,536	83,605
Plasson Industries	216	10,286
Plus500	6,766	130,586
Rami Levy Chain Stores Hashikma Marketing 2006	414	26,885
Scope Metals Group	396	9,871
Shapir Engineering and Industry	4,570	33,013
†Shikun & Binui	17,190	99,601
Shufersal	9,132	75,064
Strauss Group	2,412	64,934
Tadiran Holdings	507	53,246
†Teva Pharmaceutical Industries ADR	12,716	146,743
†Tower Semiconductor	5,841	163,782
YH Dimri Construction & Development	672	36,745
		4,012,529
Italy–2.60%
A2A	103,471	188,320
ACEA	4,679	102,279
†Amplifon	7,582	282,213
Anima Holding	20,240	104,246
†Aquafil	1,318	8,068
†Arnoldo Mondadori Editore	9,603	17,545
Ascopiave	2,898	13,271
†Assicurazioni Generali	16,650	333,104
†Atlantia	4,257	79,625
†Autogrill	10,024	82,874
Azimut Holding	9,520	216,974
=†Banca Carige S.P.A. Common Stock	7	2
Banca Farmafactoring	10,088	74,175
†Banca Generali	3,118	109,768
†Banca IFIS	2,288	30,185
†Banca Mediolanum	9,367	88,427

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Banca Monte dei Paschi di Siena	3,450	$ 4,629
†Banca Popolare di Sondrio	26,099	87,412
†Banco BPM	134,908	385,233
†Banco di Desio e della Brianza	4,685	15,109
Be Shaping The Future	10,569	19,112
†Biesse	435	12,468
†BPER Banca	60,793	133,779
†Brembo	9,934	123,719
†Brunello Cucinelli	1,999	85,939
Buzzi Unicem	6,123	159,190
Carel Industries	1,549	31,535
Cementir Holding	2,477	25,417
†Cerved Group	11,139	123,181
†CIR SpA-Compagnie Industriali	42,425	23,607
†CNH Industrial	47,991	742,602
†Credito Emiliano	5,291	30,900
†Credito Valtellinese	4,776	68,285
Danieli & C Officine Meccaniche	5,604	99,858
Davide Campari-Milano	2,665	29,852
De' Longhi	2,087	84,289
DiaSorin	1,484	238,071
Digital Bros	331	9,665
†doValue	1,975	24,087
†Elica	3,193	12,656
Enel	138,122	1,375,659
Eni	35,280	434,167
ERG	2,382	70,784
†Esprinet	1,533	19,344
Ferrari	2,515	526,015
Fiera Milano	2,272	9,232
†Fincantieri	11,573	9,480
†FinecoBank Banca Fineco	20,424	334,239
†Geox	789	759
Gruppo MutuiOnline	1,221	64,363
†Guala Closures	3,228	32,025
Hera	47,402	181,663
†IMMSI	4,790	2,590
Infrastrutture Wireless Italiane	2,042	22,749
Interpump Group	748	37,701
†Intesa Sanpaolo	201,890	547,026
Iren	32,369	89,432
Italgas	18,912	122,756
†Juventus Football Club	33,533	30,854
La Doria	2,117	44,687
†Leonardo	15,791	127,849
LU-VE S.p.A.	721	12,598
†Maire Tecnimont	9,843	28,927
†Mediaset	31,335	90,176
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Mediobanca Banca di Credito Finanziario	21,741	$ 241,087
†Moncler	7,433	425,984
†OVS	20,195	31,782
Piaggio & C	13,390	50,813
†Pirelli & C	18,493	108,477
Poste Italiane	25,246	320,929
†Prima Industrie	237	6,240
Prysmian	11,048	359,011
RAI Way	7,667	43,247
Recordati Industria Chimica e Farmaceutica	1,750	94,136
Reno de Medici	19,356	25,877
Reply	1,161	146,906
†Rizzoli Corriere Della Sera Mediagroup	17,359	14,535
Sabaf	510	13,935
†Safilo Group	2,772	2,960
Saipem	25,640	69,878
†Saras	40,141	27,208
Servizi Italia	1,444	3,878
†Sesa	667	81,504
Snam	90,593	502,295
†Societa Cattolica di Assicurazioni SC	11,414	66,993
SOL	1,200	23,571
†Technogym	3,868	44,952
Telecom Italia	477,061	258,018
Telecom Italia RSP	403,614	232,115
Terna Rete Elettrica Nazionale	34,565	260,960
†Tinexta	1,206	31,963
†Tod's	380	12,397
†UniCredit	44,154	466,688
†Unieuro	1,596	40,521
†Unipol Gruppo	27,113	151,219
UnipolSai Assicurazioni	40,163	120,762
Webuild	8,251	17,262
Zignago Vetro	1,349	25,628
		12,840,477
Japan–22.75%
77 Bank	4,800	67,670
A&D	2,600	29,211
ABC-Mart	500	28,178
Achilles	800	10,722
Acom	11,800	54,884
Adastria	1,600	29,319
ADEKA	6,100	119,659
Ad-sol Nissin	1,300	33,438
Advantest	3,800	332,210
Aeon	12,600	375,411
Aeon Delight	1,500	43,689
Aeon Fantasy	1,000	21,928

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
AEON Financial Service	8,300	$ 111,316
Aeon Hokkaido	2,300	25,176
Aeon Mall	3,000	52,156
Aeria	1,700	9,627
AGC	6,000	250,892
Agro-Kanesho	800	11,777
Ahresty	1,900	8,271
Ai Holdings	2,000	39,612
Aica Kogyo	1,900	68,467
Aichi	3,200	25,721
Aichi Bank	600	16,365
Aichi Steel	1,200	40,208
Aichi Tokei Denki	500	19,643
Aida Engineering	3,200	28,727
†Aiful	21,900	63,292
Ain Holdings	1,500	96,726
Air Water	12,600	220,763
Airport Facilities	2,700	14,314
Aisan Industry	2,000	12,120
Aisin Seiki	5,100	193,452
Ajinomoto	9,800	200,514
Ajis	700	24,213
Akatsuki	4,400	30,219
†Akebono Brake Industry	7,100	12,568
Akita Bank	1,500	19,846
Albis	600	13,336
Alconix	1,500	22,407
Alfresa Holdings	3,600	69,350
Alinco	2,100	18,681
Alpen	2,200	47,169
Alps Alpine	10,124	133,493
Altech	1,980	39,180
Amada	16,500	183,888
Amano	3,800	92,250
†Amiyaki Tei	300	8,044
Amuse	600	13,802
†ANA Holdings	2,000	46,457
Anest Iwata	1,300	12,128
Anritsu	4,600	100,371
AOKI Holdings	3,000	16,717
Aomori Bank	1,800	41,048
†Aoyama Trading	3,400	25,394
Aozora Bank	5,700	130,448
Arakawa Chemical Industries	1,000	11,921
Arata	800	35,439
Arcland Sakamoto	1,600	24,565
Arcland Service Holdings	1,400	27,576
Arcs	3,000	64,782
Arealink	700	7,327
Argo Graphics	800	22,940
Ariake Japan	300	18,180
ARTERIA Networks	1,900	28,176
As One	200	25,125
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Asahi	1,900	$ 27,524
Asahi Group Holdings	10,400	438,167
Asahi Holdings	6,600	126,248
Asahi Intecc	5,600	154,256
Asahi Kasei	48,000	552,504
Asahi Kogyosha	500	13,795
Asahi Net	1,400	10,229
ASAHI YUKIZAI	1,500	20,321
Asanuma	500	20,230
Asia Pile Holdings	1,700	8,199
Asics	2,200	35,069
=ASKA Pharmaceutical	2,200	29,088
ASKUL	1,000	38,203
Astellas Pharma	35,400	544,148
Ateam	900	13,972
Atom	4,300	29,709
Autobacs Seven	5,300	71,800
Awa Bank	3,000	67,519
Axial Retailing	1,200	52,183
Azbil	1,600	68,855
Bandai Namco Holdings	3,500	249,497
Bando Chemical Industries	4,300	29,049
Bank of Iwate	1,400	30,206
Bank of Kochi	500	3,838
Bank of Kyoto	2,800	172,210
Bank of Nagoya	700	19,914
Bank of Okinawa	1,580	43,522
Bank of Saga	1,500	19,995
Bank of the Ryukyus	3,500	24,656
Bank of Toyama	500	14,405
Baroque Japan	2,900	20,612
BayCurrent Consulting	1,000	228,042
Belc	900	50,151
Bell System24 Holdings	3,000	51,235
Belluna	3,800	44,546
Benefit One	3,600	95,556
Benesse Holdings	3,600	75,690
BeNEXT Group	3,175	50,496
Bic Camera	5,500	61,594
BML	1,000	34,545
Bourbon	500	9,948
BP Castrol KK	1,800	21,849
Bridgestone	13,700	553,692
Broadleaf	3,800	18,635
Brother Industries	12,700	280,897
Bunka Shutter	4,300	40,932
C Uyemura & Co.	300	21,350
Calbee	3,400	86,654
Can Do	500	9,086
Canon	6,800	153,687
Canon Electronics	1,900	29,549
Canon Marketing Japan	2,800	62,107
Capcom	5,200	168,833

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Carlit Holdings	2,400	$ 15,888
Casio Computer	5,000	94,152
Cawachi	1,200	31,223
Central Glass	2,700	57,450
Central Japan Railway	1,100	164,416
Central Security Patrols	900	27,677
Central Sports	600	13,574
†Change	3,200	102,741
Charm Care	3,000	36,144
Chiba Bank	13,600	89,049
Chiba Kogyo Bank	4,900	13,143
Chilled & Frozen Logistics Holdings	700	11,436
Chiyoda	1,800	16,110
Chodai	1,100	17,763
Chori	700	10,653
Chubu Electric Power	8,700	111,967
Chubu Shiryo	1,700	22,032
†Chuetsu Pulp & Paper	800	9,161
Chugai Pharmaceutical	5,900	239,197
Chugai Ro	300	5,744
Chugoku Bank	10,900	92,043
Chugoku Electric Power	5,300	65,050
Chugoku Marine Paints	4,600	41,337
Chukyo Bank	700	11,114
CI Takiron	4,000	24,529
Citizen Watch	20,800	71,008
CKD	1,300	27,086
CK-San-Etsu	100	3,766
Cleanup	2,500	12,260
CMIC Holdings	800	11,119
CMK	2,400	10,404
Coca-Cola Bottlers Japan Holdings	3,475	60,540
cocokara fine	600	46,114
COLOPL	2,400	18,077
Colowide	2,900	49,763
Computer Engineering & Consulting	1,800	23,361
COMSYS Holdings	5,700	175,543
Comture	1,000	24,114
Concordia Financial Group	35,569	144,236
CONEXIO	1,700	21,310
Cosel	1,000	9,880
Cosmo Energy Holdings	4,600	109,552
Cosmos Pharmaceutical	600	93,583
†Create Restaurants Holdings	6,200	48,323
Create SD Holdings	1,300	42,267
Credit Saison	9,800	117,538
Creek & River	1,100	14,226
Cresco	900	13,111
CTI Engineering	400	9,104
CTS	2,700	20,825
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Curves Holdings	3,600	$ 32,676
CyberAgent	10,400	187,195
Cybozu	2,000	40,316
Dai Nippon Printing	6,400	134,040
Dai Nippon Toryo	2,000	16,419
Daibiru	1,100	14,177
Daicel	13,400	103,110
Dai-Dan	500	13,380
Daido Metal	3,800	20,180
Daido Steel	1,900	87,686
Daifuku	2,300	225,170
Daihatsu Diesel Manufacturing	2,100	9,521
Daihen	800	35,150
Daiho	1,000	34,997
Dai-Ichi Cutter Kogyo	2,400	31,993
Daiichi Jitsugyo	600	22,651
Daiichi Kigenso Kagaku-Kogyo	1,000	11,813
Dai-ichi Life Holdings	11,500	197,543
Daiichi Sankyo	2,700	78,641
Daiichikosho	2,200	85,238
Daiken	800	15,924
Daiken Medical	2,500	13,750
Daiki Aluminium Industry	3,000	29,045
Daikin Industries	4,400	886,954
Daikoku Denki	900	8,348
Daikokutenbussan	800	52,527
Daikyonishikawa	4,000	27,961
Dainichiseika Color & Chemicals Manufacturing	600	13,390
Daio Paper	5,600	96,043
Daiseki	1,000	36,216
Daishi Hokuetsu Financial Group	3,050	71,894
Daito Pharmaceutical	900	29,221
Daito Trust Construction	1,900	220,158
Daitron	800	13,012
Daiwa House Industry	18,600	544,435
Daiwa Securities Group	37,700	194,790
Daiwabo Holdings	7,000	106,336
Daiyu Lic Holdings	1,600	19,204
DCM Holdings	8,000	83,667
Denka	5,500	219,553
Denso	3,400	225,602
Dentsu	5,400	173,132
Dexerials	3,900	66,641
DIC	6,100	157,947
Digital Arts	500	43,757
Digital Garage	700	28,480
Digital Hearts Holdings	1,000	14,649
Dip	4,500	117,819
Disco	200	62,768

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
DKS	600	$ 19,941
DMG Mori	9,200	150,723
Doshisha	2,300	38,865
Doutor Nichires Holdings	1,900	29,515
Dowa Holdings	3,400	141,404
DTS	2,200	50,189
DyDo Group Holdings	700	33,633
Eagle Industry	2,500	26,914
Earth	600	36,089
East Japan Railway	2,500	176,993
Ebara	5,600	228,350
Ebara Jitsugyo	600	27,690
Ebase	1,200	10,242
Eco's	1,500	26,457
EDION	6,600	73,853
EF-ON	960	9,546
eGuarantee	2,400	45,236
E-Guardian	700	18,239
Ehime Bank	2,500	23,143
Eidai	3,200	8,612
Eiken Chemical	1,600	31,256
Eisai	3,300	221,113
Eizo	1,100	41,477
Elecom	2,600	57,671
Electric Power Development	2,600	45,413
Elematec	1,500	13,791
Endo Lighting	1,600	9,841
ENEOS Holdings	74,650	338,175
Enigmo	2,400	29,955
en-japan	2,000	61,684
EPS Holdings	2,100	21,431
eRex	2,300	38,345
ES-Con Japan	1,800	12,761
ESPEC	900	15,029
Exedy	2,000	30,219
Ezaki Glico	2,200	88,318
FALCO HOLDINGS	900	14,216
Fancl	1,900	64,091
FANmmunications	2,300	8,558
Fast Retailing	700	557,155
FCC	2,600	43,629
†FDK	1,200	15,173
Feed One	1,840	15,205
Ferrotec Holdings	2,600	51,871
FIDEA Holdings	18,000	22,271
Financial Products Group	6,000	39,124
FINDEX	1,400	13,731
First Bank of Toyama	3,100	8,791
First Brothers	1,700	15,783
First Juken	1,000	12,599
Fixstars	1,500	13,994
FJ Next	1,500	15,200
Foster Electric	2,200	25,949
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
FP	2,000	$ 81,373
France Bed Holdings	1,400	12,252
F-Tech	1,100	7,461
Fudo Tetra	1,890	32,876
Fuji	3,100	20,746
Fuji Aichi	3,500	89,614
Fuji Ehime	1,400	27,172
Fuji Electric	3,600	149,885
Fuji Miyagi	700	16,178
†Fuji Oil	6,500	13,502
Fuji Oil Holdings	3,300	88,010
Fuji Pharma	700	8,054
Fuji Seal International	2,700	60,328
Fuji Soft	1,000	51,750
Fujibo Holdings	1,300	46,963
Fujicco	600	10,567
FUJIFILM Holdings	2,900	172,101
†Fujikura	24,000	117,697
Fujikura Kasei	1,700	8,168
Fujimi, Inc.	400	15,588
Fujimori Kogyo	900	36,577
Fujisash	13,300	9,609
Fujitec	2,100	44,722
Fujitsu	3,200	462,407
Fujitsu General	1,700	47,365
Fukuda	400	19,110
Fukuda Denshi	200	15,191
Fukui Bank	1,800	31,863
Fukui Computer Holdings	500	17,905
Fukuoka Financial Group	8,700	164,925
†Fukushima Bank	1,600	3,800
Fukushima Galilei	700	27,564
Fukuyama Transporting	2,000	82,366
FULLCAST Holdings	1,000	18,045
Funai Soken Holdings	2,300	44,577
Furukawa	3,300	39,818
Furukawa Battery	2,300	35,479
Furukawa Electric	5,600	150,210
Furuno Electric	2,500	24,678
Furusato Industries	500	6,168
Furuya Metal	600	38,149
Furyu	2,700	26,238
Fuso Chemical	1,200	44,055
Fuso Pharmaceutical Industries	400	9,194
Futaba Industrial	7,100	38,025
Future	2,000	36,126
Fuyo General Lease	1,500	103,229
G-7 Holdings	1,600	38,134
Gakken Holdings	1,000	13,177
Gakkyusha	900	10,827
GCA	2,000	15,299
Gecoss	900	7,828
Genky DrugStores	1,300	44,850

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Geo Holdings	3,500	$ 37,552
Geostr	1,400	5,424
Giken	800	36,053
GLOBERIDE	700	27,026
Glory	4,300	92,427
GMO Cloud	800	49,058
GMO Financial Holdings	2,700	22,166
GMO internet	4,400	125,970
GMO Payment Gateway	800	106,065
Godo Steel	1,200	23,561
Goldcrest	1,400	21,444
Goldwin	800	51,154
GS Yuasa	5,000	135,471
G-Tekt	1,700	23,076
Gumi	1,200	9,851
GungHo Online Entertainment	3,180	62,781
Gunma Bank	28,900	103,620
Gunze	1,100	41,278
H2O Retailing	7,100	58,737
HABA Laboratories	400	16,455
Hachijuni Bank	23,600	85,896
Hagihara Industries	1,300	17,118
Hagiwara Electric Holdings	400	9,497
Hakudo	1,100	17,703
Hakuhodo DY Holdings	8,800	146,634
Hakuto	1,300	15,028
Halows	800	21,003
Hamakyorex	1,000	29,307
Hamamatsu Photonics	1,000	59,065
Hankyu Hanshin Holdings	6,100	195,299
Hanwa	3,300	101,183
Happinet	800	11,091
Haseko	20,600	288,186
Hazama Ando	15,000	115,015
Heiwa	3,300	53,855
Heiwa Real Estate	1,500	46,805
Heiwado	2,200	44,586
Hibino	500	7,329
Hiday Hidaka	792	12,854
Hikari Tsushin	500	100,564
Hino Motors	6,400	55,026
Hioki EE	400	15,516
Hirakawa Hewtech	600	7,397
Hirogin Holdings	17,900	109,445
Hiroshima Gas	2,000	7,514
†HIS	3,700	74,017
Hisamitsu Pharmaceutical	500	32,558
Hitachi	23,800	1,075,594
=Hitachi Capital	5,900	178,655
Hitachi Construction Machinery	2,800	89,646
†Hitachi Metals	2,500	41,138
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hitachi Transport System	3,500	$ 117,589
Hitachi Zosen	13,400	108,313
Hochiki	1,300	16,073
Hodogaya Chemical	400	17,449
Hogy Medical	1,600	48,769
Hokkaido Coca-Cola Bottling	200	7,343
Hokkaido Electric Power	9,500	43,328
Hokkaido Gas	800	11,589
Hokkan Holdings	800	10,563
Hokkoku Bank	1,900	48,442
Hokuetsu	9,600	44,911
Hokuetsu Industries	2,000	19,580
Hokuhoku Financial Group	7,700	71,558
Hokuriku Electric Power	7,900	54,010
Hokuto	1,200	22,618
Honda Motor	17,600	527,563
Honda Motor ADR	688	20,778
H-One	800	5,787
Honma Golf	17,500	12,651
Hoosiers Holdings	1,000	6,656
Horiba	1,900	119,774
Hoshizaki	200	17,846
Hosokawa Micron	600	36,360
House Foods Group	1,600	52,599
Howa Machinery	1,300	10,179
Hoya	3,600	422,831
Hulic	13,500	159,110
Hyakugo Bank	12,500	37,706
Hyakujushi Bank	2,400	36,631
Ibiden	1,400	64,358
IBJ	1,500	12,883
Ichibanya	300	13,059
Ichigo	17,500	51,682
Ichiken	800	14,833
Ichikoh Industries	2,000	13,728
Ichinen Holdings	1,200	14,620
Ichiyoshi Securities	4,600	25,508
Idec	2,000	32,061
Idemitsu Kosan	5,196	133,930
IDOM	9,500	61,860
Ihara Science	1,200	18,424
†IHI	10,000	202,755
Iida Group Holdings	3,500	84,588
Iino Kaiun Kaisha	5,000	23,933
IJT Technology Holdings	2,700	14,972
†IMAGICA GROUP	1,900	9,266
Imasen Electric Industrial	200	1,413
Inaba Denki Sangyo	1,800	43,372
Inaba Seisakusho	900	12,184
Inabata & Co.	2,800	41,927
Ines	1,100	13,203
I-Net	1,100	15,130
Infocom	800	20,331

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Infomart	11,600	$ 99,840
Information Services International-Dentsu	1,800	63,644
Innotech	4,500	53,972
Inpex	37,000	252,626
Intage Holdings	2,000	23,500
Internet Initiative Japan	5,600	131,396
Inui Global Logistics	1,200	11,510
I-PEX Class C	300	5,481
IR Japan Holdings	800	96,600
Iriso Electronics	1,100	49,027
†Iseki & Co.	2,300	34,253
Isetan Mitsukoshi Holdings	16,000	112,423
Ishihara Sangyo Kaisha	1,600	13,164
Isuzu Motors	18,500	198,659
Ito En	900	55,191
ITOCHU	13,900	450,298
Itochu Enex	3,700	36,490
Itochu Techno-Solutions	2,100	67,613
Itochu-Shokuhin	300	14,875
Itoham Yonekyu Holdings	12,400	81,640
Itoki	4,300	16,233
IwaiCosmo Holdings	2,000	31,917
Iwaki & Co.	2,300	13,419
Iwasaki Electric	900	12,680
Iwatani	3,000	185,053
Iyo Bank	16,900	101,347
Izumi	2,700	105,708
J Front Retailing	10,400	98,717
†J Trust	7,800	16,414
JAC Recruitment	1,300	20,488
Jaccs	1,400	28,689
Jalux	300	4,427
†Jamco	400	3,649
Janome Sewing Machine	1,000	7,550
†Japan Airlines	7,400	165,076
†Japan Asia Group	4,000	35,295
†Japan Asset Marketing	3,900	4,121
Japan Aviation Electronics Industry	4,000	64,665
†Japan Cash Machine	2,400	13,244
†Japan Display	40,900	17,730
Japan Elevator Service Holdings	2,000	42,989
Japan Exchange Group	11,300	264,832
Japan Investment Adviser	700	10,608
Japan Lifeline	2,500	31,632
Japan Material	4,100	48,508
Japan Medical Dynamic Marketing	1,400	28,639
†Japan Post Holdings	17,200	153,274
Japan Post Insurance	5,200	106,794
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Property Management Center	1,500	$ 17,516
Japan Pulp & Paper	800	26,372
Japan Securities Finance	6,800	49,008
Japan Steel Works	3,800	90,157
Japan Tobacco	31,700	608,377
Japan Transcity	3,000	15,200
Japan Wool Textile	4,700	43,721
JBCC Holdings	800	10,708
JCU	2,100	79,088
JDC	1,900	10,553
Jeol	1,800	71,366
JFE Holdings	12,900	158,796
JGC Holdings	11,700	143,285
Jimoto Holdings	1,930	13,857
JINS	1,100	78,185
JK Holdings	1,500	11,894
JM Holdings	800	16,437
JMS	1,500	13,249
†Joban Kosan	800	10,455
J-Oil Mills	1,400	25,225
Joshin Denki	1,000	28,539
JP-Holdings	4,300	11,068
JSP	1,400	23,518
JSR	1,800	54,297
JTEKT	15,400	157,164
Juki	2,600	20,899
Juroku Bank	1,800	35,911
Justsystems	900	49,176
JVC Kenwood	16,000	31,790
Kadoya Sesame Mills	300	11,420
Kaga Electronics	1,700	38,076
Kagome	1,300	41,269
Kajima	25,900	367,477
Kakaku.com	2,700	73,642
Kaken Pharmaceutical	2,100	82,217
Kakiyasu Honten	700	16,684
Kameda Seika	900	39,178
Kamei	1,600	17,947
Kamigumi	5,400	102,270
Kanaden	1,100	12,051
Kanagawa Chuo Kotsu	400	13,637
Kanamic Network	1,800	12,046
Kanamoto	2,500	65,049
Kandenko	7,000	61,386
Kaneka	3,800	156,153
Kaneko Seeds	900	13,225
Kanematsu	6,800	91,260
Kanematsu Electronics	800	26,950
Kansai Electric Power	9,800	106,032
Kansai Paint	1,200	32,025
Kanto Denka Kogyo	4,200	33,949
Kao	6,400	422,698
†Kasai Kogyo	2,600	10,661

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Katitas	400	$ 11,163
Kato Sangyo	1,200	38,745
Kato Works	400	4,162
KAWADA TECHNOLOGIES	200	8,508
†Kawasaki Heavy Industries	10,800	267,452
†Kawasaki Kisen Kaisha	3,100	70,973
KDDI	50,800	1,557,607
Keihan Holdings	900	37,390
Keihanshin Building	1,600	21,516
Keikyu	4,300	64,893
Keio	1,300	87,352
Keisei Electric Railway	1,800	58,849
Keiyo	3,000	19,860
Keiyo Bank	9,000	37,227
Kenko Mayonnaise	500	8,521
Kewpie	5,100	116,071
Keyence	600	272,405
KFC Holdings Japan	1,400	37,540
KH Neochem	2,400	60,648
Kikkoman	1,700	101,179
Kintetsu Department Store	700	20,546
†Kintetsu Group Holdings	2,300	87,659
Kintetsu World Express	2,900	75,247
Kirin Holdings	11,400	218,322
Ki-Star Real Estate	600	21,865
Kitagawa	600	8,583
Kita-Nippon Bank	400	7,240
Kitano Construction	300	6,871
Kitanotatsujin	3,800	21,861
Kito	2,000	32,965
Kitz	5,100	29,525
Kiyo Bank	4,100	61,357
†KLab	2,900	21,084
Koa	2,000	28,268
Koatsu Gas Kogyo	2,000	13,276
Kobayashi Pharmaceutical	300	27,988
Kobe Bussan	4,800	128,535
†Kobe Electric Railway	500	16,573
†Kobe Steel	22,700	153,349
Kohnan Shoji	1,900	54,653
Koito Manufacturing	1,700	113,922
Kojima	3,000	19,128
Kokuyo	5,400	83,591
Komatsu	9,800	302,607
Komatsu Matere	1,700	14,939
Komatsu Wall Industry	700	12,764
KOMEDA Holdings	3,200	58,234
Komehyo	1,100	10,670
Komeri	3,000	83,585
Konaka	2,400	7,196
Konami Holdings	3,700	220,212
Kondotec	2,100	20,275
Konica Minolta	25,500	138,180
Konishi	1,200	19,454
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Konoike Transport	1,600	$ 17,470
Konoshima Chemical	1,400	20,142
Kose	100	14,143
Koshidaka Holdings	3,600	19,378
Kotobuki Spirits	1,000	64,936
†Kourakuen Holdings	500	7,731
Krosaki Harima	500	22,104
KRS	600	9,066
K's Holdings	12,000	164,841
Kubota	8,600	195,689
Kumagai Gumi	2,800	75,990
Kumiai Chemical Industry	4,770	43,252
Kurabo Industries	800	13,858
Kuraray	22,500	256,649
Kureha	1,400	96,600
Kurimoto	800	12,651
Kurita Water Industries	5,000	214,270
Kuriyama Holdings	1,400	8,914
Kusuri no Aoki Holdings	800	61,269
†KYB	1,100	30,002
Kyodo Printing	400	10,783
Kyoei Steel	2,300	34,482
Kyokuto Boeki Kaisha	700	9,464
Kyokuto Kaihatsu Kogyo	2,300	34,357
Kyokuto Securities	1,000	7,848
Kyokuyo	500	13,795
†Kyoritsu Printing	3,400	4,299
Kyosan Electric Manufacturing	4,100	15,256
Kyowa Exeo	3,500	92,364
Kyudenko	2,400	91,687
Kyushu Electric Power	10,000	98,623
Kyushu Financial Group	26,500	113,683
Kyushu Railway	2,200	51,143
LAC	800	7,753
Lasertec	4,300	563,883
Lawson	3,300	161,833
LEC	1,800	20,532
Life	900	27,433
LIFULL	5,900	21,900
Linical	1,000	7,099
Link And Motivation	1,400	7,599
Lintec	2,900	65,582
Lion	3,600	70,196
=Litalico	1,200	44,597
LIXIL Group	10,000	277,715
†M&A Capital Partners	400	19,869
M3	8,000	547,013
Mabuchi Motor	1,000	43,938
Macnica Fuji Electronics Holdings	3,900	77,806
Macromill	3,300	28,552
Maeda	8,300	71,662
Maeda Kosen	900	27,148

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Maeda Road Construction	3,000	$ 58,063
Makino Milling Machine	1,500	58,727
Mani	1,100	27,618
MarkLines	1,600	36,126
Marubeni	49,800	414,142
Marubun	2,400	11,488
Marudai Food	1,600	24,797
Maruha Nichiro	3,300	78,234
Marui Group	9,900	185,885
Maruichi Steel Tube	2,600	59,291
Maruka Machinery	900	16,395
Marusan Securities	3,900	22,648
Maruwa	600	61,558
Maruwa Unyu Kikan	1,600	27,874
Maruzen CHI Holdings	2,600	9,134
Maruzen Showa Unyu	800	23,445
Marvelous	2,500	19,440
Matching Service Japan	900	9,201
Matsuda Sangyo	800	14,710
Matsumotokiyoshi Holdings	2,200	97,954
Matsuoka	1,600	27,831
Matsuyafoods Holdings	200	6,322
†Maxell Holdings	3,000	37,905
Maxvalu Tokai	500	11,714
†Mazda Motor	15,800	128,712
McDonald's Holdings	1,000	46,060
MCJ	5,000	43,486
Mebuki Financial Group	46,990	110,764
Medical System Network	4,100	26,364
Medipal Holdings	2,500	47,957
Megachips	500	15,940
Megmilk Snow Brand	3,500	71,091
Meidensha	2,200	47,825
Meiji Electric Industries	1,100	14,822
MEIJI Holdings	5,100	327,948
Meiko Electronics	1,200	29,121
Meisei Industrial	2,700	18,898
Meitec	1,600	88,291
Melco Holdings	400	13,944
Members	800	18,027
Menicon	1,400	82,565
METAWATER	800	16,004
Michinoku Bank	2,000	19,634
Mie Kotsu Group Holdings	2,500	11,515
Mikuni	1,600	4,595
Milbon	1,300	71,267
Mimasu Semiconductor Industry	1,100	27,111
MINEBEA MITSUMI	14,232	363,625
Ministop	600	7,895
Miraca Holdings	4,000	134,206
Mirait Holdings	6,200	102,302
Miroku Jyoho Service	900	16,752
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
MISUMI Group	2,600	$ 75,493
Mitani	600	37,390
Mitani Sekisan	400	14,468
Mito Securities	5,800	16,867
†Mitsuba	2,400	14,696
Mitsubishi	14,800	418,370
Mitsubishi Chemical Holdings	45,700	342,528
Mitsubishi Electric	18,500	281,781
Mitsubishi Estate	12,700	221,655
Mitsubishi Gas Chemical	3,600	88,240
Mitsubishi Heavy Industries	10,000	311,492
Mitsubishi Kakoki Kaisha	700	17,872
Mitsubishi Logisnext	3,300	38,625
Mitsubishi Logistics	3,000	91,714
Mitsubishi Materials	6,700	156,359
†Mitsubishi Motors	30,100	85,631
†Mitsubishi Paper Mills	2,100	7,169
Mitsubishi Pencil	1,400	20,205
Mitsubishi Research Institute	500	18,605
Mitsubishi Shokuhin	1,200	33,543
†Mitsubishi Steel Manufacturing	600	4,741
Mitsubishi UFJ Financial Group	141,500	756,158
Mitsubishi UFJ Lease & Finance	29,600	178,576
Mitsuboshi Belting	1,900	30,561
Mitsui Chemicals	10,600	334,586
†Mitsui E&S Holdings	6,300	31,692
Mitsui Fudosan	10,000	227,004
Mitsui High-Tec	900	37,634
Mitsui Matsushima Holdings	1,700	15,277
Mitsui Mining & Smelting	4,500	156,062
Mitsui OSK Lines	5,700	199,481
Mitsui Sugar	1,200	21,263
Mitsui-Soko Holdings	1,600	31,328
Miyazaki Bank	900	18,996
Mizuho Financial Group	28,470	411,140
Mizuho Leasing	1,900	57,056
Mizuno	1,700	33,378
Modec	900	18,394
Monex Group	14,000	118,094
Monogatari	1,400	91,036
MonotaRO	4,600	124,384
MORESCO	700	7,150
Morinaga & Co.	2,100	75,010
Morinaga Milk Industry	3,200	168,201
Moriroku Holdings	1,700	34,668
Morita Holdings	1,100	17,753
Morito	1,400	8,155

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mory Industries	200	$ 4,787
MrMax Holdings	2,600	16,883
MS&AD Insurance Group Holdings	5,400	158,452
MTI	1,200	8,757
Murata Manufacturing	8,000	638,844
Musashi Seimitsu Industry	4,800	81,889
Musashino Bank	2,100	34,651
Nabtesco	5,700	260,483
NAC	2,400	20,678
Nachi-Fujikoshi	1,300	56,532
Nafco	1,600	30,909
Nagano Bank	700	8,762
Nagano Keiki	1,200	10,632
Nagase & Co.	8,000	124,922
Nagatanien Holdings	1,000	21,088
Nagawa	300	24,141
†Nagoya Railroad	2,700	64,205
Nakabayashi	2,100	11,664
Nakamuraya	500	17,543
Nakanishi	1,200	24,981
Nakayama Steel Works	3,400	13,388
Nankai Electric Railway	3,800	87,240
Nanto Bank	2,300	40,963
Natori	700	12,416
NEC	9,600	565,292
NEC Capital Solutions	700	12,808
NEC Networks & System Integration	2,400	42,224
NET One Systems	3,200	102,163
Neturen	2,000	11,000
Nexon	3,200	103,753
Nextage	2,100	35,770
NGK Insulators	6,500	118,817
NGK Spark Plug	11,000	189,849
NH Foods	2,600	111,420
NHK Spring	13,900	104,195
Nichias	3,500	88,824
Nichicon	4,500	45,559
Nichiden	1,300	25,712
Nichiha	2,000	58,343
Nichi-iko Pharmaceutical	2,800	25,161
Nichirei	7,100	182,686
Nichirin	1,300	20,969
Nidec	1,300	157,738
Nifco	5,600	204,073
Nihon Chouzai	800	12,897
Nihon Flush	2,200	27,002
Nihon House Holdings	2,600	7,960
Nihon Kohden	1,700	49,591
Nihon M&A Center	9,000	243,278
Nihon Nohyaku	2,400	11,791
Nihon Parkerizing	3,600	38,853
Nihon Plast	1,900	10,622
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nihon Tokushu Toryo	600	$ 5,831
Nihon Unisys	3,400	104,710
Nihon Yamamura Glass	1,000	9,248
Nikkiso	6,300	64,124
Nikkon Holdings	4,500	90,345
Nikon	15,300	143,016
Nintendo	1,000	558,230
Nippo	3,800	103,644
Nippon Air Conditioning Services	1,800	12,144
Nippon Carbide Industries	800	9,696
Nippon Carbon	1,000	41,951
Nippon Ceramic	1,400	33,721
Nippon Chemical Industrial	600	16,137
†Nippon Chemi-Con	2,100	36,832
Nippon Chemiphar	300	7,126
Nippon Coke & Engineering	18,200	18,738
Nippon Commercial Development	700	10,855
Nippon Concept	800	12,853
Nippon Concrete Industries	2,600	9,674
Nippon Denko	6,400	19,941
Nippon Densetsu Kogyo	2,800	48,983
Nippon Electric Glass	5,000	115,828
Nippon Express	4,700	349,767
Nippon Flour Mills	3,700	55,371
Nippon Gas	8,700	151,332
Nippon Kanzai	600	11,813
Nippon Kayaku	8,400	81,098
Nippon Kodoshi	800	22,470
Nippon Koei	800	22,687
Nippon Light Metal Holdings	4,270	85,342
Nippon Paint Holdings	3,500	50,418
Nippon Paper Industries	8,500	101,793
Nippon Parking Development	13,600	18,793
Nippon Pillar Packing	1,300	21,885
Nippon Piston Ring	800	8,417
Nippon Road	600	44,597
Nippon Seisen	400	12,807
Nippon Sharyo	1,700	38,215
Nippon Shinyaku	300	22,298
Nippon Shokubai	900	51,533
Nippon Signal	2,100	18,606
Nippon Soda	1,700	53,660
Nippon Steel	21,010	357,962
Nippon Steel Trading	1,400	51,271
Nippon Suisan Kaisha	26,600	127,805
Nippon Systemware	1,500	28,273

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Telegraph & Telephone	11,400	$ 292,606
Nippon Thompson	6,000	35,873
Nippon Yakin Kogyo	1,540	28,582
Nippon Yusen	11,600	395,484
Nipro	11,100	134,032
Nishimatsu Construction	3,000	76,080
†Nishimoto	700	20,673
Nishi-Nippon Financial Holdings	9,600	68,928
Nishi-Nippon Railroad	2,300	61,423
Nishio Rent All	2,000	54,080
Nissan Chemical	2,900	154,789
†Nissan Motor	45,200	251,422
Nissan Shatai	4,700	33,788
Nissei ASB Machine	400	19,002
Nissei Plastic Industrial	1,500	13,845
Nissha	2,100	25,983
Nisshin Oillio Group	1,900	56,026
Nisshin Seifun Group	3,400	56,807
Nisshinbo Holdings	11,768	87,576
Nissin	1,000	13,132
Nissin Electric	3,300	37,076
Nissin Foods Holdings	1,100	81,562
Nitori Holdings	600	116,098
Nitta	1,800	42,820
Nitto Boseki	300	10,905
Nitto Denko	2,100	179,417
Nitto Fuji Flour Milling	300	20,646
Nitto Kogyo	2,100	38,463
Nitto Seiko	3,100	16,434
Nittoc Construction	3,400	25,487
Noda	1,000	6,864
Noevir Holdings	1,200	54,405
NOF	2,500	130,729
Nohmi Bosai	900	17,476
Nojima	2,100	53,332
NOK	4,500	61,002
Nomura	6,500	53,890
Nomura Holdings	40,800	214,235
Nomura Real Estate Holdings	8,000	192,549
Nomura Research Institute	2,820	87,230
Noritake	700	22,443
Noritsu Koki	1,200	28,785
Noritz	2,000	31,863
North Pacific Bank	17,800	51,443
NS Solutions	2,000	63,400
NS United Kaiun Kaisha	700	11,917
NSD	2,600	43,230
NSK	8,100	83,030
†NTN	36,600	112,717
NTT Data	17,700	273,832
Obara Group	900	30,765
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Obayashi	24,200	$ 221,838
Odakyu Electric Railway	4,400	120,208
Oenon Holdings	3,500	12,928
Ogaki Kyoritsu Bank	3,100	62,350
Ohsho Food Service	400	21,025
Oiles	2,600	39,778
Oita Bank	1,400	27,235
Oji Holdings	27,200	175,888
Okabe	2,800	19,725
Okamoto Industries	800	30,382
Okamoto Machine Tool Works	700	19,883
Okamura	2,600	30,456
Okasan Securities Group	14,000	57,024
Oki Electric Industry	7,000	72,703
Okinawa Cellular Telephone	800	36,704
Okinawa Electric Power	1,948	27,287
OKUMA	1,100	63,084
Okura Industrial	800	14,898
Okuwa	2,100	22,949
Olympus	17,600	364,160
Omron	1,000	78,031
Ono Pharmaceutical	1,500	39,151
Onoken	1,400	17,474
Onward Holdings	5,500	15,498
Open House	3,400	144,936
Optex Group	800	11,921
Optorun	1,000	24,773
Oracle	500	48,769
Organo	800	47,975
Orient	33,000	45,897
Oriental Land	200	30,029
Oro	500	17,182
Osaka Gas	5,300	103,248
Osaka Organic Chemical Industry	1,700	56,961
Osaka Soda	800	19,053
†OSAKA Titanium Technologies	1,300	11,271
Osaki Electric	4,100	22,587
OSG	6,000	106,805
=OSJB Holdings	8,700	23,258
Otsuka	1,800	84,209
Otsuka Holdings	3,000	126,990
OUG Holdings	500	13,448
Outsourcing	11,100	178,843
Pacific Industrial	3,500	40,176
Pack	700	19,092
PAL GROUP Holdings	2,200	30,400
PALTAC	600	32,459
Pan Pacific International Holdings	7,600	179,215
Panasonic	71,700	921,788

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Paramount Bed Holdings	2,200	$ 46,752
†Park24	6,500	121,459
Pasona Group	2,500	42,154
†Pegasus Sewing Machine Manufacturing	1,900	7,859
Penta-Ocean Construction	22,600	177,371
†PeptiDream	1,100	50,269
Persol Holdings	9,600	187,622
Pigeon	2,400	91,036
Pilot	2,300	73,326
Piolax	2,400	35,222
Pola Orbis Holdings	1,500	36,089
Poletowin Pitcrew Holdings	1,400	17,411
Press Kogyo	6,300	18,947
Pressance	1,200	18,305
Prestige International	3,400	25,241
Prima Meat Packers	2,400	75,647
Pronexus	1,200	13,146
Proto	1,400	14,806
PS Mitsubishi Construction	2,300	13,980
Punch Industry	1,000	5,491
†QB Net Holdings	900	13,412
Qol	1,000	14,053
Quick	700	7,795
Raito Kogyo	2,000	33,958
Raiznext	3,000	32,405
Rakus	5,200	100,219
Rakuten	1,400	16,677
Rasa	1,300	11,048
Rasa Industries	900	17,183
Raysum	1,600	13,034
Recruit Holdings	14,600	712,166
Relia	1,600	20,678
Relo Group	5,100	107,873
†Renesas Electronics	35,700	386,904
Rengo	14,200	123,244
†RENOVA	1,600	53,827
Resona Holdings	58,691	246,373
Resorttrust	5,300	88,457
Retail Partners	1,600	20,086
Ricoh	16,300	165,466
Ricoh Leasing	1,500	47,008
Ride On Express Holdings	1,100	16,750
Riken	400	9,031
Riken Keiki	800	19,905
Riken Technos	2,900	13,515
Riken Vitamin	1,000	12,328
Rinnai	500	55,949
Riso Kagaku	700	9,300
Riso Kyoiku	9,000	27,473
Rohm	800	78,103
Rohto Pharmaceutical	4,700	125,347
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rokko Butter	1,000	$ 15,263
Roland DG	1,500	24,520
Rorze	1,000	70,625
Round One	5,000	56,220
RS Technologies	400	23,084
†Ryobi	1,600	24,016
Ryoden	1,300	19,361
Ryohin Keikaku	16,300	385,400
Ryosan	1,600	32,643
S Foods	800	27,347
S&B Foods	600	26,336
Sac's Bar Holdings	900	4,918
Saibu Gas	1,000	28,629
Saizeriya	1,500	30,820
Sakai Chemical Industry	1,000	18,993
Sakai Heavy Industries	300	6,083
Sakai Moving Service	1,000	44,751
Sakata INX	2,800	26,906
Sakura Internet	2,500	17,656
Sala	3,600	19,930
SAMTY	1,800	32,968
San Holdings	900	8,982
San ju San Financial Group	1,440	18,103
San-A Class A	600	24,954
San-Ai Oil	4,300	50,990
†Sanden Holdings	1,000	3,613
Sanei Architecture Planning	1,000	15,931
Sangetsu	1,100	16,660
San-In Godo Bank	11,600	58,773
†Sanken Electric	2,200	103,120
Sanki Engineering	3,200	41,992
Sankyo	1,700	45,031
Sankyo Frontier	500	17,634
†Sankyo Tateyama	2,400	17,860
Sankyu	3,500	153,624
Sanoh Industrial	4,800	56,009
Sanshin Electronics	1,200	21,730
Santen Pharmaceutical	2,600	35,762
Sanwa Holdings	13,000	170,124
Sanyo Chemical Industries	500	25,288
Sanyo Denki	400	21,278
Sanyo Electric Railway	600	10,231
†Sanyo Special Steel	1,500	22,122
Sanyo Trading	1,000	10,413
Sapporo Holdings	4,800	99,403
Sato Holdings	1,700	44,264
Sato Shoji	700	6,866
Satori Electric	200	1,447
Sawada Holdings	1,600	10,939
=Sawai Pharmaceutical	3,100	148,526
SB Technology	1,300	37,688
SBI Holdings	6,800	184,240

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SBS Holdings	1,000	$ 25,008
Scala	1,600	10,765
SCREEN Holdings	1,500	131,949
Scroll	4,000	39,268
SCSK	1,200	71,095
SEC Carbon	300	20,104
Secom	1,000	84,109
Seed	1,000	7,135
Sega Sammy Holdings	5,400	84,225
†Seibu Holdings	8,100	89,248
Seika	900	12,566
Seikagaku	3,100	28,949
Seikitokyu Kogyo	2,900	24,384
Seiko Epson	17,000	276,360
Seiko Holdings	2,700	45,770
Seino Holdings	7,600	105,841
Seiren	1,900	33,393
Sekisui Chemical	11,600	222,624
Sekisui House	7,900	169,380
Sekisui Kasei	2,500	13,457
Senko Group Holdings	8,600	81,398
Senshu Electric	600	19,508
Senshu Ikeda Holdings	19,500	31,348
†Senshukai	1,500	5,053
Seria	2,000	69,813
Seven & i Holdings	20,600	830,326
Seven Bank	40,900	93,454
SG Holdings	3,600	82,485
Sharp	5,600	96,600
Shibaura Electronics	600	19,833
Shibaura Machine	1,400	35,340
Shibaura Mechatronics	600	30,075
Shibusawa Warehouse	700	14,307
Shibuya	1,300	41,680
Shiga Bank	3,400	73,573
Shikoku Bank	2,900	20,481
Shikoku Chemicals	2,000	22,849
Shikoku Electric Power	5,500	42,718
Shima Seiki Manufacturing	1,700	39,412
Shimadzu	1,900	68,724
Shimamura	800	92,265
Shimano	200	47,641
Shimizu	17,800	144,040
Shimizu Bank	1,100	16,839
Shin Nippon Air Technologies	400	8,692
Shinagawa Refractories	700	18,233
†Shindengen Electric Manufacturing	300	8,806
Shin-Etsu Chemical	2,000	336,148
Shin-Etsu Polymer	4,100	36,732
Shinko Electric Industries	1,700	52,585
Shinko Shoji	2,200	15,895
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shinmaywa Industries	5,200	$ 47,996
Shinnihon	2,400	19,139
Shinoken Group	2,800	32,040
Shinsei Bank	8,300	134,104
Shinsho	700	14,231
Shinwa	400	7,857
Shionogi & Co.	3,500	188,142
Ship Healthcare Holdings	5,000	140,438
Shiseido	2,000	134,062
Shizuki Electric	1,400	7,650
Shizuoka Bank	18,800	147,717
Shizuoka Gas	4,100	36,844
Shoei	1,200	49,420
Shoei Foods	600	24,601
Shofu	1,000	17,918
Showa Denko	7,300	207,677
Showa Sangyo	600	16,825
SIGMAXYZ	2,000	33,633
Siix	1,200	17,687
Sinanen Holdings	600	16,500
Sinfonia Technology	1,200	14,252
Sinko Industries	1,600	31,473
SK-Electronics	700	8,042
SKY Perfect JSAT Holdings	8,900	39,547
†Skylark Holdings	11,400	170,498
SMC	100	58,081
SMK	200	5,119
SMS	4,400	134,315
Soda Nikka	2,000	10,368
Sodick	4,700	43,678
Softbank	24,400	316,996
SoftBank Group	13,600	1,145,974
Softcreate Holdings	700	15,856
Sohgo Security Services	2,300	108,639
Sojitz	63,600	179,212
Soken Chemical & Engineering	1,100	21,707
Solasto	1,900	24,504
Sompo Holdings	3,600	137,920
Sony	21,800	2,282,872
†Sotetsu Holdings	2,200	49,255
Space Value Holdings	2,600	18,668
Sparx Group	4,800	12,918
SPK	1,000	11,669
S-Pool	4,800	49,333
Square Enix Holdings	1,300	72,206
SRA Holdings	1,000	24,484
Srg Takamiya	2,400	13,309
ST	1,200	21,188
St Marc Holdings	900	13,989
Stanley Electric	2,300	68,444
Star Mica Holdings	1,800	19,735
Star Micronics	1,700	25,333
Starts	3,000	78,709

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Starzen	800	$ 17,543
Stella Chemifa	400	11,524
Strike	600	23,924
Studio Alice	900	17,021
Subaru	17,000	338,388
Sugi Holdings	900	71,285
Sugimoto & Co.	800	17,109
SUMCO	17,300	394,670
Sumida	2,500	24,430
Suminoe Textile	800	16,394
Sumitomo	13,000	185,152
Sumitomo Bakelite	2,000	81,734
Sumitomo Chemical	49,400	255,644
Sumitomo Dainippon Pharma	3,000	52,210
Sumitomo Densetsu	900	19,581
Sumitomo Electric Industries	23,100	345,900
Sumitomo Forestry	13,400	288,755
Sumitomo Heavy Industries	7,100	197,178
Sumitomo Metal Mining	3,800	164,012
Sumitomo Mitsui Construction	14,700	66,248
Sumitomo Mitsui Financial Group	12,500	452,359
Sumitomo Mitsui Financial Group ADR	10,818	78,431
Sumitomo Mitsui Trust Holdings	4,200	146,379
Sumitomo Osaka Cement	2,500	79,589
Sumitomo Realty & Development	7,300	257,519
Sumitomo Riko	3,300	21,250
Sumitomo Rubber Industries	12,400	146,146
Sumitomo Seika Chemicals	600	21,892
Sun Frontier Fudousan	2,200	19,213
Sundrug	3,700	135,335
Suntory Beverage & Food	5,900	219,268
Sun-Wa Technos	1,500	14,644
Suruga Bank	13,100	50,519
Sushiro Global Holdings	6,200	273,813
Suzuken Aichi	2,300	89,840
Suzuki	2,700	26,604
Suzuki Motor	4,100	186,069
SWCC Showa Holdings	1,600	23,554
Sysmex	1,400	150,779
Systena	3,600	71,919
Syuppin	1,200	11,087
†T RAD	800	14,746
T&D Holdings	14,200	182,878
T&K Toka	1,200	9,255
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tachibana Eletech	800	$ 11,661
Tachikawa	900	11,233
Tachi-S	1,400	15,173
Tadano	7,900	84,690
Taihei Dengyo Kaisha	1,000	23,888
Taiheiyo Cement	9,200	241,871
Taiho Kogyo	900	8,681
Taikisha	1,300	35,633
Taiko Pharmaceutical	800	9,017
Taisei	11,100	428,061
Taiyo Holdings	700	38,121
Taiyo Nippon Sanso	7,000	133,014
Taiyo Yuden	9,300	436,758
Takamatsu Construction Group	1,100	21,419
Takaoka Toko	700	9,982
Takara &	700	11,664
Takara Holdings	5,400	73,496
Takara Leben	9,900	33,350
Takara Standard	2,500	37,638
Takasago International	1,100	26,118
Takasago Thermal Engineering	2,900	45,153
Takashimaya	9,700	103,461
†Take And Give Needs	1,700	14,678
Takeda Pharmaceutical	12,123	436,308
Takeei	3,400	39,612
Takeuchi Manufacturing	2,700	75,471
Takuma	2,700	58,450
Tama Home	1,400	27,741
Tamron	700	13,630
Tamura	7,000	32,305
Tanseisha	2,100	16,709
Taoka Chemical	200	24,457
Tatsuta Electric Wire and Cable	3,600	20,451
Tayca	1,900	25,516
Tbk	4,000	16,293
TDK	6,500	899,932
TechMatrix	2,400	42,635
TechnoPro Holdings	2,100	174,866
Teijin	13,200	227,342
Teikoku Electric Manufacturing	1,200	14,327
Tekken	1,100	19,631
Terumo	6,100	220,311
T-Gaia	1,500	25,970
THK	3,800	131,443
TIS	8,400	200,356
TKC	1,200	38,149
Toa Hyogo	1,000	8,697
Toa Oil	400	10,252
TOA ROAD	300	11,474
Toa Tokyo	1,300	28,648

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tobishima	2,080	$ 22,617
Tobu Railway	3,300	88,695
TOC	4,000	28,467
Tocalo	5,800	75,849
Tochigi Bank	7,700	13,213
Toda	12,700	93,021
Toei	200	43,152
Toei Animation	600	64,213
Toenec	1,000	35,358
†Toho (Kobe)	300	5,113
Toho (Tokyo)	900	36,496
Toho Bank	16,500	36,658
Toho Gas	1,200	74,021
Toho Holdings	4,400	80,668
Toho Titanium	1,700	15,277
Toho Zinc	900	19,418
Tohoku Bank	1,100	11,355
Tohoku Electric Power	10,300	97,209
Tokai	1,000	21,775
Tokai Carbon	12,400	200,125
TOKAI Holdings	6,700	57,848
Tokai Rika	4,500	76,243
Tokai Tokyo Financial Holdings	13,200	48,282
Tokio Marine Holdings	7,100	337,607
Tokushu Tokai Paper	800	35,186
Tokuyama	5,100	128,646
†Tokyo Base	1,700	10,793
Tokyo Century	2,600	174,703
†Tokyo Electric Power	34,900	116,307
Tokyo Electron	1,600	676,126
Tokyo Electron Device	500	17,589
Tokyo Energy & Systems	1,900	15,718
Tokyo Gas	5,500	122,319
Tokyo Keiki	1,200	10,231
Tokyo Kiraboshi Financial Group	2,700	34,139
Tokyo Ohka Kogyo	1,200	74,997
†Tokyo Rope Manufacturing	100	1,106
Tokyo Sangyo	2,400	14,002
Tokyo Seimitsu	2,500	113,795
Tokyo Steel Manufacturing	8,000	61,197
Tokyo Tatemono	12,800	194,326
Tokyo Tekko	1,100	18,756
Tokyotokeiba	500	25,243
Tokyu	5,600	74,549
Tokyu Construction	6,200	33,709
Tokyu Fudosan Holdings	37,600	222,425
Toli	2,800	6,322
Tomoe	1,600	5,795
Tomoe Engineering	1,100	21,608
Tomoku	800	13,352
TOMONY Holdings	8,900	26,043
Tomy	7,200	65,351
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tonami Holdings	500	$ 24,340
Topcon	5,200	63,025
Topre	2,600	36,655
Topy Industries	1,200	15,119
Toray Industries	80,600	518,650
Toridoll Holdings	3,000	44,976
†Torikizoku	900	13,371
Torishima Pump Manufacturing	1,600	12,557
Tosei	3,100	31,301
Toshiba	6,700	226,308
†Toshiba TEC	2,000	73,245
Tosho	600	10,128
Tosoh	8,500	162,592
Totech	400	10,487
Totetsu Kogyo	1,400	33,469
TOTO	1,700	104,403
Tottori Bank	600	6,194
Towa	1,400	27,020
Towa Bank	3,300	20,505
Towa Pharmaceutical	2,100	46,334
Toyo Construction	5,200	27,004
Toyo Denki Seizo KK	800	9,443
Toyo Ink SC Holdings	2,600	47,691
Toyo Kanetsu	800	19,616
†Toyo Machinery & Metal	2,400	10,838
Toyo Securities	8,000	14,017
Toyo Seikan Group Holdings	5,700	67,746
Toyo Suisan Kaisha	1,900	79,792
Toyo Tanso	1,000	19,363
Toyo Tire	8,000	141,468
Toyobo	6,300	81,022
Toyoda Gosei	3,200	84,042
Toyota Boshoku	4,300	71,068
Toyota Motor	53,001	4,124,241
Toyota Motor ADR	1,502	234,402
Toyota Tsusho	3,400	142,633
TPR	1,800	26,092
Trancom	400	31,899
Transaction	1,200	14,187
Transcosmos	900	24,271
Trend Micro	3,300	165,112
Tri Chemical Laboratories	1,200	38,203
Trusco Nakayama	1,500	39,801
TS Tech	5,600	83,399
Tsubaki Nakashima	3,100	47,483
Tsubakimoto Chain	1,600	44,073
Tsubakimoto Kogyo	400	13,728
Tsugami	3,600	54,069
†Tsukada Global Holdings	1,600	4,870
Tsukishima Kikai	1,500	17,381
Tsukuba Bank	3,300	5,484
Tsumura & Co.	2,200	78,582

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsuruha Holdings	1,000	$ 128,968
Tsurumi Manufacturing	800	13,114
†UACJ	3,200	77,106
Ube Industries	8,200	174,627
Uchida Yoko	700	31,136
UKC Holdings	1,800	33,163
Ulvac	1,600	67,266
Unicharm	2,900	121,657
Uniden Holdings	800	18,626
Union Tool	400	12,716
†Unipres	3,000	28,801
UNITED	700	8,807
†United Arrows	1,400	26,628
United Super Markets Holdings	3,400	35,804
†Unitika	8,100	30,066
†Universal Entertainment	1,400	34,113
Urbanet	5,600	16,033
USS	4,900	95,765
UT Group	1,900	62,375
†UUUM	1,300	21,591
V Technology	600	29,533
Valor Holdings	3,000	67,383
Valqua	1,300	25,020
Value HR	800	11,806
ValueCommerce	1,200	38,907
†Vector	2,500	29,262
Vertex	700	17,189
†Vision	1,800	17,963
†Vital KSK Holdings	4,200	29,928
VT Holdings	7,200	29,002
Wacoal Holdings	3,600	79,819
Wacom	10,800	72,471
Wakachiku Construction	1,500	18,600
Wakita & Co.	3,800	34,285
Warabeya Nichiyo Holdings	1,300	19,830
Watahan & Co.	1,000	11,750
Wavelock Holdings	1,500	10,052
WDB Holdings	300	7,028
Welcia Holdings	3,000	102,958
West Holdings	2,028	63,097
West Japan Railway	2,100	116,356
Will Group	1,900	19,596
WIN-Partners	1,900	18,052
Workman	300	21,486
World Holdings	800	20,714
Wowow	500	12,698
Xebio Holdings	2,000	16,907
Yachiyo Industry	1,000	5,771
Yagi & Co.	500	6,525
Yahagi Construction	1,500	11,380
Yakult Honsha	1,100	55,633
YAKUODO Holdings	1,100	27,767
YAMABIKO	2,500	27,726
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
YAMADA Consulting Group	500	$ 5,410
Yamada Denki	13,100	70,632
Yamagata Bank	1,900	19,493
Yamaguchi Financial Group	14,600	97,048
Yamaha	800	43,423
Yamaha Motor	9,700	237,496
Yamaichi Electronics	1,500	20,294
YA-MAN	1,000	14,179
Yamanashi Chuo Bank	2,800	23,240
Yamatane	900	12,355
Yamato Holdings	10,400	285,067
Yamaya	400	8,865
Yamazaki Baking	5,900	95,327
Yamazen	3,700	34,820
Yaoko	1,000	61,413
Yashima Denki	1,300	11,706
Yaskawa Electric	1,500	74,644
Yasunaga	500	5,961
Yellow Hat	2,500	42,741
Yokogawa Bridge Holdings	2,100	38,899
Yokogawa Electric	5,700	104,914
Yokohama Reito	3,900	32,158
Yokohama Rubber	9,000	160,939
Yokowo	1,800	44,104
Yondenko	700	19,440
Yondoshi Holdings	500	8,693
Yorozu	1,000	12,057
Yotai Refractories	2,700	25,043
Yuasa Trading	1,700	47,902
Yurtec	3,400	25,026
Yushiro Chemical Industry	1,300	13,525
Z Holdings	37,100	184,486
Zenrin	1,700	20,343
Zensho Holdings	4,369	111,706
Zeon	8,000	127,812
ZOZO	1,900	56,112
		112,453,545
Jersey–0.02%
Centamin	70,027	100,401
		100,401
Luxembourg–0.19%
†Eurofins Scientific	5,500	525,727
†RTL Group	2,249	131,765
SES FDR	26,842	213,229
Tenaris	1,983	22,353
Tenaris ADR	1,877	42,589
		935,663
Macau–0.05%
†MGM China Holdings	34,400	61,064
†Sands China	25,600	127,933

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau (continued)
†Wynn Macau	37,200	$ 72,351
		261,348
Mexico–0.01%
Fresnillo	5,202	61,976
		61,976
Mongolia–0.03%
†Turquoise Hill Resources	7,198	115,929
		115,929
Netherlands–3.65%
Aalberts	8,083	409,490
†ABN AMRO Bank	13,412	162,945
†Accell Group	1,068	49,284
†Adyen	123	274,565
Aegon	86,360	410,161
Aegon (New York shares)	1,706	8,069
Akzo Nobel	4,549	508,282
AMG Advanced Metallurgical Group	862	34,622
†Amsterdam Commodities	1,224	30,645
APERAM	3,430	154,539
†Arcadis	5,163	210,460
†ArcelorMittal (New York Shares)	10,935	318,974
†Argenx ADR	115	31,670
ASM International	2,534	736,962
ASML Holding	4,286	2,635,706
ASR Nederland	10,351	463,817
†Basic-Fit	2,052	79,050
BE Semiconductor Industries	4,499	376,916
†Beter Bed Holding	484	2,969
†Boskalis Westminster	5,326	171,010
†Brunel International	2,398	31,046
Corbion	4,814	268,155
Euronext	3,432	345,722
ForFarmers	2,935	20,238
†Fugro	4,980	52,239
†GrandVision	4,447	137,154
†Heijmans	1,585	26,357
Heineken	2,825	290,274
IMCD	2,773	385,350
ING Groep	39,983	489,136
†Intertrust	5,583	92,446
†Just Eat Takeaway.com	3,852	355,151
†Kendrion	1,547	39,730
Koninklijke Ahold Delhaize	68,957	1,920,565
†Koninklijke BAM Groep	25,123	63,637
Koninklijke DSM	4,716	798,044
Koninklijke KPN	223,859	759,731
†Koninklijke Philips	8,168	465,951
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Vopak	4,694	$ 233,673
Nederland Apparatenfabriek	289	20,877
NN Group	11,123	543,802
†OCI	4,816	104,088
Ordina	8,314	32,321
†PostNL	21,003	101,846
†Prosus	2,395	266,257
†Randstad	5,631	396,076
Royal Dutch Shell Class B	58,563	1,077,811
SBM Offshore	10,500	192,335
†Signify	9,354	482,216
†Sligro Food Group	1,675	44,785
TKH Group	3,347	160,612
†TomTom	3,375	31,168
†Van Lanschot Kempen	1,558	43,576
Wolters Kluwer	7,738	672,591
		18,015,096
New Zealand–0.51%
†a2 Milk	13,678	82,344
†Air New Zealand	57,042	68,123
Arvida Group	15,546	17,915
†Auckland International Airport	14,773	80,889
Chorus	41,490	205,154
Contact Energy	13,063	63,954
EBOS Group	7,409	152,646
Fisher & Paykel Healthcare	6,224	139,534
Fletcher Building	33,568	165,983
Fonterra Co-operative Group	1,770	6,094
Freightways	10,800	85,233
Genesis Energy	24,957	60,831
†Gentrack Group	3,379	3,587
Hallenstein Glasson Holdings	5,127	26,784
Heartland Group Holdings	30,474	37,245
Infratil	22,778	113,346
†Kathmandu Holdings	35,418	32,899
Mainfreight	3,479	168,624
Mercury	10,506	47,693
Meridian Energy	8,631	32,490
†New Zealand Refining	7,205	2,365
NZX	15,657	22,963
Port of Tauranga	10,069	54,218
†Restaurant Brands New Zealand	1,312	12,187
Ryman Healthcare	7,052	75,354
†Sanford	3,824	12,526
Scales	8,105	26,265
Skellerup Holdings	11,414	33,959
†SKY Network Television	38,440	4,671

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†SKYCITY Entertainment Group	48,701	$ 118,364
Spark New Zealand	60,072	187,955
Summerset Group Holdings	16,431	139,312
†Synlait Milk	5,619	13,382
†Tourism Holdings	5,195	9,070
Trustpower	2,009	11,547
Vector	4,460	12,615
†Vista Group International	10,648	16,360
Warehouse Group	6,110	16,130
†Xero	1,283	123,304
†Z Energy	22,030	43,542
		2,527,457
Norway–0.85%
ABG Sundal Collier Holding	35,090	36,513
AF Gruppen	1,402	28,882
†Akastor	6,130	4,343
Aker Class A	331	25,329
Aker BP	3,838	108,950
†Aker Solutions	19,413	33,342
†American Shipping	4,751	17,025
†Atea	6,998	118,963
Austevoll Seafood	5,943	71,915
Avance Gas Holding	6,307	35,026
†Axactor	8,843	9,481
†B2Holding	33,611	34,385
†Bakkafrost	317	25,110
Bonheur	1,838	48,566
Borregaard	5,961	129,770
†BW Energy	1,720	5,405
BW Offshore	8,430	34,811
DNB	12,986	276,325
†DNO	52,313	57,346
Equinor	31,240	611,056
Equinor ADR	700	13,622
Europris	12,413	74,305
Fjordkraft Holding	3,635	29,622
†Frontline	5,415	39,632
†Grieg Seafood	1,522	15,063
†Hexagon Composites	3,465	19,202
†Hoegh LNG Holdings	2,562	6,979
†Kongsberg Automotive	17,069	5,628
Kongsberg Gruppen	4,561	104,518
Leroy Seafood Group	7,631	65,219
Marine Harvest	4,887	121,244
†NEL	3,806	11,209
†Nordic Semiconductor	2,820	50,543
Norsk Hydro	42,592	272,688
Norway Royal Salmon	1,024	24,399
†Norwegian Finans Holding	8,499	95,392
Ocean Yield	6,285	21,604
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Odfjell Drilling	10,099	$ 24,087
Orkla	13,526	132,585
†Otello	8,180	29,169
†PGS ASA	27,728	20,067
†Protector Forsikring	5,139	54,015
Salmar	1,165	80,362
Sbanken	7,910	76,111
Scatec Solar	2,783	84,143
†Schibsted Class B	433	15,491
Selvaag Bolig	3,629	26,773
SpareBank 1 SR-Bank	10,040	123,253
Stolt-Nielsen	1,310	19,329
†Storebrand	22,425	225,845
Telenor	8,136	143,160
TGS NOPEC Geophysical	4,613	73,484
Tomra Systems	1,480	64,075
Veidekke	7,146	99,088
†Wallenius Wilhelmsen	6,016	19,483
†XXL	3,907	8,524
Yara International	4,097	213,061
		4,215,517
Portugal–0.19%
Altri	3,521	26,942
†Banco Comercial Portugues	422,999	57,591
†CTT-Correios de Portugal	4,552	17,989
EDP Renovaveis	2,256	48,203
Energias de Portugal	19,920	113,764
Galp Energia	26,458	307,791
Jeronimo Martins	8,189	137,806
†Mota-Engil	7,497	12,396
†Navigator	16,490	53,953
NOS	20,804	75,728
REN - Redes Energeticas Nacionais	4,988	13,922
Semapa-Sociedade de Investimento e Gestao	1,921	26,583
Sonae	61,884	56,497
		949,165
Singapore–0.85%
=Accordia Golf Trust	85,200	1,349
AEM Holdings	20,400	62,783
†Banyan Tree Holdings	48,800	12,153
=†Best World International	23,900	4,491
Bukit Sembawang Estates	7,800	27,948
BW LPG	9,135	62,586
CapitaLand	26,100	72,953
China Aviation Oil Singapore	34,700	29,149
China Sunsine Chemical Holdings	31,000	12,099
Chip Eng Seng	40,600	14,789

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
City Developments	13,800	$ 81,864
ComfortDelGro	87,500	111,229
†COSCO Shipping International	91,400	19,025
Dairy Farm International Holdings	8,700	37,497
DBS Group Holdings	22,260	476,409
Delfi	3,900	2,319
=†Ezion Holdings	288,390	1,736
Far East Orchard	21,100	17,568
First Resources	41,400	42,779
Frasers Property	33,300	29,706
Frencken Group	21,400	24,340
†Geo Energy Resources	109,100	13,787
Goldenri-Resources	404,800	63,194
Great Eastern Holdings	700	11,724
GuocoLand	27,500	34,344
†Halcyon Agri	27,812	5,789
Ho Bee Land	7,100	13,406
Hong Fok	19,800	13,026
Hong Leong Finance	10,000	18,362
Hotel Grand Central	19,542	15,689
Hutchison Port Holdings Trust	393,200	88,470
†Hyflux	16,000	1,980
†Indofood Agri Resources	26,500	6,107
Japfa	41,800	28,432
Jardine Cycle & Carriage	4,188	70,080
Kenon Holdings	154	4,676
Keppel	33,400	132,090
Keppel Infrastructure Trust	184,616	75,482
†Lian Beng Group	45,500	17,081
=†Midas Holdings	143,100	3,830
†mm2 Asia	59,300	2,601
NetLink NBN Trust	57,100	40,113
Olam International	30,000	38,359
OUE	20,900	19,421
Oversea-Chinese Banking	37,711	329,397
†Oxley Holdings	103,510	19,237
QAF	12,400	9,034
Raffles Medical Group	43,413	36,145
Riverstone Holdings	41,600	38,037
†SATS	43,200	139,697
Sembcorp Industries	92,600	126,661
†Sembcorp Marine	530,958	67,100
Sheng Siong Group	17,900	20,492
SIIC Environment Holdings	68,260	10,402
Sinarmas Land	50,600	8,651
†Singapore Airlines	35,250	145,434
Singapore Exchange	28,700	212,711
Singapore Post	66,400	34,552
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Singapore Technologies Engineering	39,700	$ 114,803
Singapore Telecommunications	92,100	167,056
Stamford Land	46,600	13,683
StarHub	49,400	47,006
=†Sunningdale Tech	8,300	10,181
Tuan Sing Holdings	52,443	14,035
UMS Holdings	27,625	27,313
United Overseas Bank	14,662	281,534
UOB-Kay Hian Holdings	34,885	42,530
UOL Group	22,200	130,375
Valuetronics Holdings	30,910	13,902
Venture	10,300	153,596
Wilmar International	17,400	70,107
Wing Tai Holdings	34,200	48,814
		4,195,300
Spain–2.04%
Acciona	1,873	313,875
Acerinox	15,721	205,101
ACS Actividades de Construccion y Servicios	17,058	565,311
†Aena SME	1,541	249,926
Almirall	4,005	60,728
†Amadeus IT Group	4,527	320,546
†Amper	80,575	19,796
†Applus Services	3,727	38,593
†Atresmedia de Medios demunicacion	4,821	19,889
Banco Bilbao Vizcaya Argentaria	14,733	76,470
Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	378,554
†Banco de Sabadell	329,208	176,044
†Banco Santander	192,771	654,903
Bankinter	23,678	164,382
Befesa	2,176	145,708
CaixaBank	129,191	399,813
Cellnex Telecom	2,009	115,677
Cia de Distribucion Integral Logista Holdings	3,443	68,236
CIE Automotive	3,832	100,301
Construcciones y Auxiliar de Ferrocarriles	1,158	53,097
Ebro Foods	4,342	89,515
†eDreams ODIGEO	3,178	17,553
Elecnor	2,740	33,899
Enagas	13,285	288,529
†Ence Energia y Celulosa	6,937	34,615
Endesa	8,936	236,412
†Ercros	10,000	29,962
Euskaltel	6,619	86,159

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Faes Farma	22,349	$ 95,793
Ferrovial	3,339	87,045
Fluidra	2,403	68,618
Fomento de Construcciones y Contratas	4,260	50,257
†Gestamp Automocion	6,647	33,721
Global Dominion Access	7,450	37,611
Grifols	3,535	92,569
Grupo Catalana Occidente	1,952	77,830
Iberdrola	136,254	1,755,239
Iberpapel Gestion	312	6,988
†Indra Sistemas	8,152	71,651
Industria de Diseno Textil	8,193	269,983
Laboratorios Farmaceuticos Rovi	773	41,699
†Liberbank	124,330	44,615
Mapfre	44,182	92,019
†Mediaset Espana Comunicacion	13,229	78,577
†Melia Hotels International	8,112	60,264
Miquel y Costas & Miquel	1,372	24,778
Naturgy Energy Group	12,341	302,471
Neinor Homes	865	10,631
†Obrascon Huarte Lain	5,166	3,835
Pharma Mar	597	69,275
†Promotora de Informaciones Class A	23,606	26,963
Prosegur Cia de Seguridad	21,566	68,537
†Realia Business	11,794	9,682
Red Electrica	10,208	180,761
Repsol	24,544	303,946
Sacyr	31,236	79,928
Siemens Gamesa Renewable Energy	1,528	59,132
†Tecnicas Reunidas	591	8,636
Telefonica	109,083	488,277
Telefonica ADR	21,840	98,935
†Tubacex	8,167	17,239
†Unicaja Banco	45,704	45,959
Vidrala	1,142	125,485
Viscofan	2,727	188,359
Zardoya Otis	12,104	77,359
		10,098,261
Sweden–3.43%
AAK	2,756	62,388
AcadeMedia	8,341	78,220
†Adapteo	3,362	43,115
AddLife Class B	4,272	76,797
†AddNode Group	803	24,090
AddTech AB Class B	16,520	245,905
†AF Class B	3,996	118,231
†Alfa Laval	9,286	280,703
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Alimak Group	2,560	$ 41,038
†Ambea AB	2,729	22,655
†Annehem Fastigheter Class B	2,992	9,216
Arjo Class B	13,896	103,503
Assa Abloy Class B	4,869	139,935
Atlas Copco Class A	8,445	514,042
Atlas Copco Class B	4,669	242,981
Atrium Ljungberg Class B	1,884	33,739
†Attendo	8,480	48,161
Avanza Bank Holding	7,912	245,873
Axfood	3,690	88,221
Beijer Alma Class B	3,471	63,352
†Beijer Electronics Group	1,878	10,085
Beijer Ref	2,621	115,182
Bergman & Beving Class B	2,044	28,413
Besqab	861	14,049
†Betsson	9,414	87,366
†Bilia Class A	7,797	115,525
BillerudKorsnas	7,588	141,057
BioGaia Class B	1,029	48,307
†Biotage	2,689	47,416
Boliden	10,843	402,262
†Bonava Class B	6,842	79,283
Bravida Holding	8,196	112,897
†Bufab	2,873	70,892
†Bulten	815	9,761
†Byggmax Group	2,929	25,572
Castellum	5,351	118,006
Catena	937	41,306
†Clas Ohlson Class B	3,191	34,218
Cloetta Class B	12,398	36,285
Concentric	2,269	44,894
†Coor Service Management Holding	4,178	33,918
Dios Fastigheter	3,818	31,389
†Dometic Group	18,128	262,887
†Doro	2,027	13,694
†Duni	3,070	36,910
Dustin Group	4,108	41,957
Eastnine	1,862	26,864
Electrolux Class B	11,611	322,001
†Electrolux Professional	11,611	60,226
Elekta Class B	18,338	237,796
†Eltel	11,132	34,160
†Enea	1,287	33,525
Epiroc Class A	8,210	185,945
Epiroc Class B	4,300	89,585
Essity	384	12,135
Essity Class B	9,391	296,673
Evolution Gaming Group	501	73,772
Fabege	1,363	18,377
†Fagerhult	4,249	24,472
†Fastighets Balder Class B	1,316	65,186

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
FastPartner	1,287	$ 12,467
Getinge Class B	4,992	138,612
†Granges	9,560	124,242
†Haldex	3,002	15,898
†Hennes & Mauritz Class B	13,426	302,465
Hexagon Class B	497	45,845
†Hexatronic Group	2,448	31,113
Hexpol	12,560	141,801
†HMS Networks	904	28,569
†Hoist Finance	3,822	16,709
Holmen Class B	1,974	86,659
Hufvudstaden Class A	4,780	69,510
†Humana	3,911	32,870
Husqvarna Class B	17,570	253,085
ICA Gruppen	2,689	131,472
†Indutrade	7,725	178,321
Intrum	4,424	141,836
†Inwido	6,076	100,183
†ITAB Shop Concept Class B	1,500	2,892
JM	3,305	111,788
†Kindred Group SDR	17,043	299,940
Klovern Class B	22,993	40,097
†KNOW IT	1,633	50,859
Kungsleden	5,559	58,082
Lagercrantz Group AB Class B	11,514	104,284
LeoVegas	4,528	26,520
Lifco Class B	1,220	113,431
Lindab International	6,964	140,740
Loomis	6,231	189,496
Lundin Energy	2,834	89,043
†Medicover AB	680	14,560
†Mekonomen	2,222	32,846
MIPS	1,320	94,464
†Modern Times Group MTG Class B	6,589	95,439
Mycronic	460	10,798
NCC Class B	4,707	79,443
†Nederman Holding	1,654	27,650
†New Wave Group Class B	5,098	40,745
†Nobia	10,077	76,730
†Nobina	6,838	57,391
Nokian Renkaat	8,214	297,453
†Nolato Class B	1,916	170,683
†Nordic Entertainment Group Class B	4,073	181,324
†Nordic Waterproofing Hold Ab Common Stock	2,580	49,630
†OEM International Class B	571	22,229
†Peab Class B	14,960	180,888
Pricer Class B	7,903	31,219
Proact IT Group	780	26,168
Ratos Class B	17,331	94,142
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†RaySearch Laboratories	882	$ 9,039
†Resurs Holding	8,813	48,195
†Saab Class B	3,204	87,681
Sagax Class B	1,202	25,985
Samhallsbyggnadsbolaget i Norden	35,752	113,777
†Sandvik	7,728	211,131
†SAS	269,480	62,082
†Scandi Standard	5,314	38,516
†Sectra AB Class B	1,710	107,494
Securitas Class B	17,077	290,370
†Semcon	1,825	20,876
†Sinch	406	71,405
Skandinaviska Enskilda Banken Class A	17,046	207,770
Skanska Class B	17,797	446,278
SKF Class A	693	19,679
SKF Class B	10,407	295,761
†SkiStar	3,916	53,628
†SSAB Class A	8,896	47,029
†SSAB Class B	34,204	165,391
†SSAB (Helsinki Stock Exchange) Class B	7,881	38,133
†Svenska Cellulosa Class B	12,461	220,514
†Svenska Cellulosa SCA Class A	1,121	19,972
Svenska Handelsbanken Class A	19,294	209,565
Sweco AB	6,900	112,663
Swedbank Class A	9,886	174,210
Swedish Match	2,609	203,678
†Swedish Orphan Biovitrum	5,057	80,863
†Systemair	1,391	37,429
Tele2 Class B	12,744	171,896
Telefonaktiebolaget LM Ericsson Class A	806	10,927
Telefonaktiebolaget LM Ericsson Class B	40,779	539,536
Telia	49,049	212,462
†Thule Group	2,880	125,047
†Trelleborg Class B	5,994	152,364
Troax Group	3,047	84,780
†VBG Group Class B	630	12,191
†Volvo Class A	9,281	236,981
†Volvo Class B	48,270	1,220,920
Wallenstam Class B	2,582	35,270
Wihlborgs Fastigheter	4,936	93,651
		16,944,183
Switzerland–6.90%
ABB	11,116	335,897
Adecco Group	6,111	411,473
†Alcon	10,884	763,122
†Allreal Holding	970	195,406

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†ALSO Holding	461	$ 132,181
†ams	16,588	330,654
†APG SGA	98	22,656
†Arbonia	5,155	91,412
†Aryzta	71,951	80,009
†Ascom Holding	1,382	21,260
†Autoneum Holding	251	47,085
†Bachem Holding Class B	129	55,277
Baloise Holding	1,964	334,139
Banque Cantonale de Geneve	199	33,898
Banque Cantonale Vaudoise	1,245	121,451
Barry Callebaut	149	336,734
Belimo Holding	13	105,084
Bell Food Group	177	52,998
Bellevue Group	933	38,400
Berner Kantonalbank	291	65,580
BKW	663	72,112
†Bobst Group	566	37,398
Bossard Holding Class A	510	111,966
Bucher Industries	517	263,437
Burckhardt Compression Holding	57	18,997
Burkhalter Holding	316	24,407
†Calida Holding	290	11,230
†Carlo Gavazzi Holding	46	9,369
Cembra Money Bank	2,367	260,704
†Chocoladefabriken Lindt & Spruengli	2	183,040
†Cicor Technologies	245	13,427
Cie Financiere Richemont Class A	4,547	436,539
Cie Financiere Tradition	106	13,402
†Clariant	31,550	636,241
†Coltene Holding	332	42,433
Conzzeta	97	120,076
†Credit Suisse Group ADR	14,137	149,852
Credit Suisse Group	22,997	240,931
DKSH Holding	2,900	222,605
dormakaba Holding	215	146,836
†Dufry	4,126	280,960
†EFG International	6,068	46,482
Emmi	145	146,511
EMS-Chemie Holding	120	107,158
†Evolva Holding	58,889	12,711
†Feintool International Holding	279	21,047
†Fenix Outdoor International	263	35,474
†Flughafen Zurich	1,360	223,465
Forbo Holding	65	117,600
Galenica AG	1,304	81,401
†GAM Holding	14,490	38,143
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Geberit	932	$ 593,230
Georg Fischer	303	404,898
Givaudan	69	265,882
†Glencore	149,879	587,326
Gurit Holding	24	60,943
Helvetia Holding	2,491	292,547
†HOCHDORF Holding	78	4,985
Huber + Suhner	1,033	80,004
Hypothekarbank Lenzburg	4	18,283
†Implenia	1,019	28,032
†Ina Invest Holding	203	4,068
Inficon Holding	90	94,556
Interroll Holding	41	144,887
Intershop Holding	54	35,651
†Investis Holding	307	29,883
†Julius Baer Group	12,443	795,699
†Jungfraubahn Holding	207	32,195
Kardex Holding	617	125,861
†Komax Holding	254	61,434
†Kudelski	1,531	7,079
Kuehne + Nagel International Class R	1,421	405,484
†LafargeHolcim	12,497	734,363
†Landis+Gyr Group	184	12,382
LEM Holding	36	69,551
Liechtensteinische Landesbank	961	54,804
Logitech International	2,442	256,150
Logitech International Class R	1,558	162,811
†Lonza Group	678	379,046
Luzerner Kantonalbank	235	107,411
Metall Zug	22	47,252
†Mobilezone Holding	2,635	34,347
Mobimo Holding	409	124,844
Nestle	50,792	5,660,931
Novartis	21,379	1,826,992
OC Oerlikon	14,129	163,392
†Orascom Development Holding	824	9,154
†Orior	492	43,414
Partners Group Holding	461	588,718
Phoenix Mecano	34	16,476
Plazza Class A	93	31,585
PSP Swiss Property	1,326	161,620
†Rieter Holding	353	47,358
Roche Holding	8,834	2,861,587
Romande Energie Holding	25	32,534
Schaffner Holding	33	8,310
Schindler Holding	592	169,617
Schweiter Technologies	88	144,874
†Sensirion Holding	255	17,051
SFS Group	1,215	150,919
SGS	151	428,325

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†Siegfried Holding	333	$ 274,285
†Siemens Energy	3,153	113,181
†SIG Combibloc Group	15,270	353,174
Sika	3,107	887,573
†Sonova Holding	810	214,594
St Galler Kantonalbank	195	87,891
Straumann Holding Class R	89	111,020
Sulzer	1,270	142,836
Swatch Group	742	213,458
Swatch Group (Swiss Exchange)	1,112	61,944
Swiss Life Holding	651	320,007
Swiss Prime Site	4,229	389,946
Swiss Re	6,649	653,961
†Swiss Steel Holding	41,908	11,617
Swisscom	1,723	924,256
Swissquote Group Holding	868	112,041
Tecan Group	35	15,531
†Temenos	2,955	425,359
†TX Group	202	16,179
†u-blox Holding	564	36,550
†UBS Group	24,032	373,217
UBS Group	12,004	185,874
Valiant Holding	898	93,491
†Valora Holding	314	66,611
†VAT Group	842	235,901
Vaudoise Assurances Holding	70	35,698
†Vetropack Holding	950	59,604
Vifor Pharma	2,144	291,833
Vontobel Holding	2,352	179,172
VP Bank	349	42,169
VZ Holding	830	68,585
†V-ZUG Holding	220	25,837
†Warteck Invest	8	19,552
Ypsomed Holding	215	36,078
Zehnder Group	646	51,467
Zug Estates Holding	16	33,265
†Zuger Kantonalbank	7	50,362
Zurich Insurance Group	1,820	776,795
		34,110,329
Taiwan–0.00%
†FIT Hon Teng	30,000	9,416
		9,416
United Arab Emirates–0.00%
=†NMC Health	2,337	0
		0
United Kingdom–12.88%
†4imprint Group	1,836	62,012
888 Holdings	14,760	80,375
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Admiral Group	5,705	$ 243,891
†AG Barr	6,257	42,353
Aggreko	22,782	275,442
AJ Bell	5,725	33,109
Alliance Pharma	27,699	35,895
†Allied Minds	501	155
Anglo American	12,993	509,153
Anglo-Eastern Plantations	1,229	10,335
†Arrow Global Group	10,826	45,520
†Ascential	18,868	87,398
Ashmore Group	20,103	108,473
Ashtead Group	12,181	726,621
†ASOS	2,441	186,228
†Associated British Foods	8,169	271,972
AstraZeneca	667	66,638
AstraZeneca ADR	28,944	1,439,096
†Auto Trader Group	41,240	315,195
AVEVA Group	1,112	52,459
Aviva	88,864	500,077
Avon Rubber	1,962	85,472
B&M European Value Retail	68,581	499,012
†Babcock International Group	42,799	134,880
BAE Systems	72,100	501,955
†Balfour Beatty	26,076	106,120
†Bank of Georgia Group	3,870	58,687
Barclays	126,206	323,478
Barclays ADR	15,733	160,949
†Barratt Developments	26,981	277,780
†Beazley	22,416	108,716
Bellway	5,360	251,458
Berkeley Group Holdings	3,333	203,966
BHP Group	8,188	236,427
†Biffa	20,944	76,803
Bloomsbury Publishing	5,977	23,566
Bodycote	14,322	163,187
†boohoo Group	35,966	168,581
BP	110,977	450,793
BP ADR	46,063	1,121,634
†Braemar Shipping Services	3,535	9,747
Brewin Dolphin Holdings	16,263	69,615
British American Tobacco	17,277	660,713
Britvic	20,631	238,201
†BT Group	502,741	1,072,885
Bunzl	7,335	234,902
†Burberry Group	8,557	223,960
†Burford Capital	9,733	84,264
Cairn Energy	47,847	112,267
†Capita	105,348	63,234
†Card Factory	28,435	28,068
CareTech Holdings	2,708	20,085
†Carnival	1,149	25,114
†Carnival ADR	748	16,763

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Central Asia Metals	13,232	$ 45,604
†Centrica	436,371	325,696
Chemring Group	14,289	52,399
Chesnara	11,599	45,573
†Cineworld Group	64,496	85,784
Clarkson	579	21,951
Clinigen Group	6,520	69,706
Clipper Logistics	3,278	26,753
Close Brothers Group	8,325	178,006
CLS Holdings	9,454	29,846
CMC Markets	11,645	77,540
†Coats Group	84,286	66,116
Coca-Cola European Partners	5,883	304,936
Coca-Cola HBC	4,962	158,018
†Compass Group	28,068	565,520
Computacenter	6,315	206,329
ConvaTec Group	43,275	116,991
†Costain Group	7,704	6,128
†Countryside Properties	12,972	90,847
Cranswick	2,868	143,761
†Crest Nicholson Holdings	18,290	102,875
Croda International	2,437	213,270
†CVS Group	1,891	48,776
†CYBG	94,850	247,202
Daily Mail & General Trust	5,409	67,708
DCC	3,073	266,472
†De La Rue	5,613	15,940
Devro	15,625	41,616
†DFS Furniture	14,362	54,052
Diageo	3,922	161,638
Diageo ADR	3,463	568,659
†Dialog Semiconductor	3,161	238,057
†Dignity	2,479	22,556
Diploma	5,965	209,531
Direct Line Insurance Group	66,494	287,198
DiscoverIE Group	4,227	39,043
Diversified Gas & Oil	15,850	24,254
†Dixons Carphone	70,444	138,776
Domino's Pizza Group	23,734	113,537
Drax Group	21,481	124,377
†DS Smith	72,865	409,541
Dunelm Group	7,849	140,560
†easyJet	6,072	81,884
Electrocomponents	35,880	491,179
†Elementis	34,293	59,332
EMIS Group	3,771	57,186
†EnQuest	215,928	52,808
†Equiniti Group Class WI	27,112	48,291
†Essentra	12,680	50,694
Euromoney Institutional Investor	1,751	23,029
Evraz	23,096	184,036
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Experian	17,478	$ 601,656
FDM Group Holdings	5,430	75,457
Ferrexpo	25,210	130,190
Fevertree Drinks	4,762	140,489
†Firstgroup	108,881	138,170
FLEX LNG	2,019	17,551
†Forterra	8,285	32,780
†Foxtons Group	7,206	6,318
†Frasers Group	18,564	117,929
†Frontier Developments	992	37,198
†Fuller Smith & Turner Class A	2,606	30,897
Future	1,144	30,186
†G4S	141,555	478,112
Galliford Try Holdings	7,192	12,592
Games Workshop Group	2,160	296,735
Gamesys Group	1,380	36,756
Gamma Communications	4,520	102,193
†Gem Diamonds	5,209	4,797
Genel Energy	15,768	37,824
†Georgia Capital	1,523	12,136
GlaxoSmithKline	16,266	288,825
GlaxoSmithKline ADR	25,756	919,232
†Go-Ahead Group	4,885	91,521
Grafton Group	11,063	156,175
Grainger	24,951	91,772
†Greencore Group	34,767	75,346
†Greggs	11,750	363,495
†Gulf Keystone Petroleum	17,982	44,275
†Gym Group	10,516	34,141
H&T Group	1,906	7,896
†Halfords Group	18,444	96,622
Halma	4,637	151,759
Hargreaves Lansdown	8,228	174,854
Harworth Group	7,902	13,889
†Hays	111,976	230,783
†Headlam Group	2,792	17,436
Helical	8,670	49,423
Henry Boot	32	117
Hikma Pharmaceuticals	6,927	217,348
Hill & Smith Holdings	3,711	75,307
Hilton Food Group	5,422	80,279
†Hiscox	8,260	97,976
Hochschild Mining	22,075	59,557
†Hollywood Bowl Group	7,810	24,764
HomeServe	22,425	371,290
†Howden Joinery Group	51,696	522,395
HSBC Holdings ADR	38,241	1,114,343
HSBC Holdings (London Shares)	30,517	178,043
Hunting	13,315	46,991
†Ibstock	15,344	46,579
IMI	23,615	434,292
Imperial Brands	44,118	907,450

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Inchcape	37,020	$ 384,299
†Indivior	58,090	101,705
†Informa	36,240	279,679
IntegraFin Holdings	4,957	34,647
†InterContinental Hotels Group ADR	3,029	208,698
†International Consolidated Airlines Group	25,750	70,394
†International Personal Finance	23,968	34,628
Intertek Group	3,801	293,548
Investec	51,086	154,376
iomart Group	2,391	10,317
†IQE	30,765	24,896
†ITV	154,197	255,410
†IWG	53,169	249,655
†J D Wetherspoon	7,462	139,699
J Sainsbury	128,029	428,014
†James Fisher & Sons	3,307	48,417
James Halstead	1,900	13,044
†JD Sports Fashion	34,020	386,737
†JET2	7,449	130,213
John Laing Group	17,110	73,924
†John Menzies	6,643	30,313
†John Wood Group	47,675	177,851
Johnson Matthey	10,610	440,710
†Johnson Service Group	23,518	48,244
Jupiter Fund Management	30,719	117,985
†Just Group	95,906	133,670
Kainos Group	5,562	114,403
†KAZ Minerals	19,310	230,802
Keller Group	5,506	61,028
†Kier Group	5,265	6,543
†Kin and Carta	6,598	16,145
†Kingfisher	129,600	568,695
†Lamprell	12,474	10,043
Lancashire Holdings	8,998	79,886
Legal & General Group	85,724	329,838
†Liberty Global Class A	1,294	33,204
†Liberty Global Class C	3,168	80,911
†Lloyds Banking Group	725,888	425,651
†Lloyds Banking Group ADR	43,871	101,781
London Stock Exchange Group	1,521	145,521
†Lookers	24,983	18,254
†LSL Property Services	3,879	16,310
Luceco	17,351	65,063
M&G	154,146	440,736
Man Group	87,224	193,658
†Marks & Spencer Group	140,962	293,147
†Marshalls	11,365	107,246
†Marston's	45,699	61,930
†McBride	15,062	17,359
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Mears Group	12,639	$ 33,803
†Mediclinic International	24,081	94,946
†Meggitt	25,843	170,084
†Melrose Industries	99,910	229,881
†Metro Bank	783	1,248
Micro Focus International	22,430	171,060
Micro Focus International Sponsored ADR	2,621	20,129
†Midwich Group	1,736	10,710
†Mitchells & Butlers	24,688	109,592
†Mitie Group	68,656	59,534
MJ Gleeson	2,085	24,145
Mondi	21,352	544,563
Moneysupermarket.com Group	35,323	129,824
Morgan Advanced Materials	24,596	105,624
Morgan Sindall Group	2,724	66,319
Mortgage Advice Bureau Holdings	3,472	53,848
†Motorpoint group	3,394	12,165
†N Brown Group	7,054	6,399
†National Express Group	34,015	144,337
National Grid	5,702	67,917
National Grid ADR	4,442	263,144
Natwest Group ADR	26,623	142,966
NCC Group	15,754	56,034
†Next	2,960	320,984
†Next Fifteen Communications Group	1,762	16,518
Nichols	578	10,359
Ninety One	17,234	56,736
†Norcros	5,059	18,691
Numis	4,030	20,945
†Ocado Group	593	16,636
†On the Beach Group	10,599	59,324
†Osb Group	17,501	102,829
Oxford Instruments	3,788	99,534
†Pagegroup	30,187	195,594
Pan African Resources	36,317	7,961
Paragon Banking Group	16,648	105,023
PayPoint	4,583	37,277
Pearson	20,095	213,756
Pearson ADR	4,102	43,850
†Pendragon	139,742	32,172
Pennon Group	10,224	137,424
†Persimmon	8,874	359,670
†Petrofac	24,914	32,842
†Petropavlovsk	107,235	35,258
Pets at Home Group	41,674	237,276
Phoenix Group Holdings	31,661	320,462
†Photo-Me International	14,970	11,722
†Playtech	19,897	121,213
Polar Capital Holdings	4,376	41,988

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Polypipe Group	8,809	$ 67,400
Porvair	1,608	12,104
†PPHE Hotel Group	770	15,976
†Premier Foods	32,228	42,297
†Premier Oil	104,372	32,231
†Provident Financial	12,077	36,129
Prudential	13,731	291,610
Prudential ADR	1,713	73,128
PZ Cussons	13,279	48,878
QinetiQ Group	33,003	143,773
Quilter	68,153	150,188
†Rank Group	8,180	21,178
†Reach	25,344	75,294
Reckitt Benckiser Group	9,346	837,228
Redde Northgate	22,698	96,378
Redrow	10,277	88,974
RELX	4,305	108,138
RELX ADR	13,938	350,680
RELX (London Stock Exchange)	3,932	98,602
†Renewi	55,382	36,381
†Rentokil Initial	53,152	354,946
†Restaurant Group	13,247	22,371
Rhi Magnesita	2,682	155,936
Ricardo	2,769	16,415
†Rightmove	41,268	331,225
Rio Tinto	2,407	184,165
Rio Tinto ADR	27,290	2,119,068
Robert Walters	3,858	32,444
†Rolls-Royce Holdings	140,122	203,410
Rotork	43,440	213,555
Royal Bank of Scotland Group	69,446	187,886
Royal Dutch Shell Class B ADR	36,411	1,341,017
†Royal Mail	77,199	537,028
†RPS Group	7,026	9,105
†RSA Insurance Group	56,235	527,949
RWS Holdings	5,347	44,892
Sabre Insurance Group	12,837	44,774
†Saga	5,262	24,664
Sage Group	13,227	111,742
†Savills	10,336	162,726
Schroders	3,047	147,021
Schroders Non-Voting Shares	950	32,611
†Senior	23,298	35,555
†Serco Group	21,081	39,990
Serica Energy	6,735	10,455
Severfield	10,593	11,449
Severn Trent	6,456	205,239
†SIG	35,371	18,647
†Signature Aviation	44,411	247,533
Smith & Nephew	6,895	130,985
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smiths Group	10,310	$ 218,530
†Soco International	14,884	4,689
Softcat	8,387	209,625
Spectris	4,371	200,480
†Speedy Hire	31,265	28,706
Spirax-Sarco Engineering	2,357	370,427
†Spire Healthcare Group	26,170	60,322
Spirent Communications	22,437	73,772
SSE	30,195	605,670
†SSP Group	28,133	144,432
St James's Place	14,805	260,025
St Modwen Properties	17,717	98,920
†Stagecoach Group	50,853	70,386
Standard Chartered	56,678	390,291
Standard Lifeerdeen	130,173	520,244
†SThree	11,172	59,297
†Stobart Group	6,535	3,081
Stock Spirits Group	10,748	41,488
†Studio Retail Group	3,000	10,960
†STV Group	177	849
†Subsea 7	10,721	107,672
†Superdry	2,865	10,024
Synthomer	23,821	152,376
Tate & Lyle	36,327	384,217
Tatton Asset Management	5,219	25,254
†Taylor Wimpey	102,336	254,579
†Ted Baker	3,155	4,902
Telecom Plus	4,932	86,350
†TEN Entertainment Group	6,684	21,193
Tesco	210,448	663,947
†Topps Tiles	15,052	14,359
TORM	3,804	34,662
TP ICAP	56,555	189,810
†Travis Perkins	16,234	344,990
†TT Electronics	12,612	39,990
TUI	15,483	78,378
†Tyman	15,851	81,399
†U & I Group	11,376	14,617
Ultra Electronics Holdings	3,056	85,440
Unilever	7,977	445,139
Unilever ADR	25,822	1,441,642
United Utilities Group	17,495	223,290
†Vectura Group	28,850	45,977
†Vertu Motors	24,358	13,600
Vesuvius	12,213	90,751
Victrex	4,142	126,194
Vistry Group	7,616	114,654
†Vitec Group	2,446	38,610
Vodafone Group	266,182	483,945
Vodafone Group ADR	26,464	487,732
Volex	4,222	19,615
Volution Group	1,302	7,090
Vp	1,013	11,368
Watkin Jones	10,791	31,687

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Weir Group	14,926	$ 365,653
†WH Smith	6,252	154,883
†Whitbread	5,567	262,934
Wincanton	9,853	52,839
Wm Morrison Supermarkets	153,154	385,221
WPP	32,090	407,267
WPP ADR	400	25,560
†Xaar	886	1,747
XP Power	694	44,967
		63,675,032
United States–0.51%
†Arko	2,140	21,314
Ovintiv	14,036	334,733
Primo Water	6,487	105,628
†Stellantis	106,868	1,892,723
Waste Connections	1,564	168,881
		2,523,279
Total Common Stock (Cost $395,415,188)		487,494,290
PREFERRED STOCKS–0.58%
Germany–0.58%
Bayerische Motoren Werke 5.70%	2,185	173,855
Biotest	349	12,360
Draegerwerk & Co.	847	68,139
Fuchs Petrolub 2.36%	2,948	141,189
Jungheinrich	4,759	228,816
Porsche Automobil Holding	3,579	379,501
Sartorius	1,144	570,435
Schaeffler	9,333	82,962
Sixt	1,464	114,169
STO & Co.	150	27,793
Villeroy & Boch	830	15,525
Volkswagen 2.67%	3,692	1,033,045
Total Preferred Stocks (Cost $1,588,255)		2,847,789
RIGHTS–0.00%
Australia–0.00%
†Computershare	2,911	3,361
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
Australia (continued)
=†Energy World Corporation	18,013	$ 219
		3,580
Canada–0.00%
†Pan American Silver expiration date 2/22/29	4,400	3,828
†Pan American Silver expiration date 2/22/29	7,972	6,936
		10,764
Italy–0.00%
=†Snam NPV	90,593	93
		93
Singapore–0.00%
†mm2 Asia	59,300	264
		264
Total Rights (Cost $11,065)		14,701
WARRANTS–0.00%
Canada–0.00%
†Cenovus Energy exp exercise price CAD 6.5400	734	2,920
		2,920
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
		0
Total Warrants (Cost $2,734)		2,920

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	473,447	473,447
Total Money Market Fund (Cost $473,447)		473,447

TOTAL INVESTMENTS–99.30% (Cost $397,490,689)	490,833,147
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.70%	3,482,337
NET ASSETS APPLICABLE TO 40,544,263 SHARES OUTSTANDING–100.00%	$494,315,484

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$32,365,957	$—	$22,442	$32,388,399
Austria	2,721,193	—	—	2,721,193
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Belgium	$5,564,120	$—	$—	$5,564,120
Canada	50,126,842	—	—	50,126,842
Chile	236,035	—	—	236,035
China	16,134	—	—	16,134
Colombia	222,834	—	—	222,834
Denmark	10,541,210	—	—	10,541,210
Finland	7,346,343	—	—	7,346,343
France	37,229,717	—	—	37,229,717
Germany	33,814,152	—	—	33,814,152
Greenland	606,447	—	—	606,447
Hong Kong	12,975,106	—	5,998	12,981,104
Ireland	5,197,725	—	—	5,197,725
Isle Of Man	457,132	—	—	457,132
Israel	4,012,529	—	—	4,012,529
Italy	12,840,475	—	2	12,840,477
Japan	112,029,421	—	424,124	112,453,545
Jersey	100,401	—	—	100,401
Luxembourg	935,663	—	—	935,663
Macau	261,348	—	—	261,348
Mexico	61,976	—	—	61,976
Mongolia	115,929	—	—	115,929
Netherlands	18,015,096	—	—	18,015,096
New Zealand	2,527,457	—	—	2,527,457
Norway	4,215,517	—	—	4,215,517
Portugal	949,165	—	—	949,165
Singapore	4,171,733	1,980	21,587	4,195,300
Spain	10,098,261	—	—	10,098,261
Sweden	16,944,183	—	—	16,944,183
Switzerland	34,110,329	—	—	34,110,329
Taiwan	9,416	—	—	9,416
United Arab Emirates	—	—	—*	—
United Kingdom	63,675,032	—	—	63,675,032
United States	2,523,279	—	—	2,523,279
Preferred Stocks	2,847,789	—	—	2,847,789
Rights	7,453	6,936	312	14,701
Warrants	2,920	—	—*	2,920
Money Market Fund	473,447	—	—	473,447
Total Investments	$490,349,766	$8,916	$474,465	$490,833,147

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP Dimensional International Core Equity Fund–43